UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Your Fund’s Expenses
Franklin Floating Rate Master Series
1
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/21
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,026.40 $2.69 $1,022.55 $2.68 0.53%

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.38 $6.99 $8.18 $8.54 $8.69 $8.47
Income from investment operations
a
:
Net investment income .............. 0.136
b
0.301
b
0.415 0.460 0.398 0.332
Net realized and unrealized gains (losses) 0.053 0.417 (1.141) (0.378) (0.156) 0.221
Total from investment operations ........ 0.189 0.718 (0.726) 0.082 0.242 0.553
Less distributions from:
Net investment income .............. (0.153) (0.328) (0.464) (0.442) (0.392) (0.333)
Net asset value, end of period .......... $7.42 $7.38 $6.99 $8.18 $8.54 $8.69
Total return
c
....................... 2.64% 10.51% (9.13)% 0.98% 2.73% 6.71%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.61% 0.58% 0.55% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.54% 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income ............... 3.65% 4.19% 5.41% 5.29% 4.60% 3.78%
Supplemental data
Net assets, end of period (000’s) ........ $570,270 $430,129 $394,720 $1,054,679 $1,760,544 $2,090,626
Portfolio turnover rate ................ 18.50% 74.82% 16.80% 27.92%
f
49.97% 67.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio securities delivered as a result of in-kind transactions.

Franklin Floating Rate Master Trust
Statement of Investments (unaudited), January 31, 2022
Franklin Floating Rate Master Series
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery
a
UTEX Industries, Inc. .......................... United States 120,386 $ 6,561,037 1.15
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 136,512 0.02
a
Oil & Gas Exploration & Production
a
Quarternorth Energy Holding, Inc. ................. United States 111,779 11,662,238 2.05
a
Trucking
a,b
Onsite Rental Group Operations Pty. Ltd. ........... Australia 5,879,078 196,311 0.03
a
Total Common Stocks (Cost $25,422,296) ...............................
18,556,098 3.25
Management Investment Companies
Asset Management & Custody Banks
c
Franklin Floating Rate Income Fund ............... United States 461,717 3,762,990 0.66
c
Franklin Liberty Senior Loan ETF ................. United States 578,288 14,436,960 2.53
Invesco Senior Loan ETF ....................... United States 117,471 2,582,012 0.46
20,781,962 3.65
Total Management Investment Companies (Cost $21,674,774) .............
20,781,962 3.65
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 569,615 0.10
a
Total Preferred Stocks (Cost $332,425) ..................................
569,615 0.10
Warrants
a a a a a
Warrants
Industrial Machinery
a,b
UTEX Industries, Inc. , 2/20/49 .................... United States 321 914 0.00
†
Total Warrants (Cost $–) ...............................................
914 0.00
†
Principal
Amount
*
a
Corporate Bonds
Airlines
d
American Airlines Inc / AAdvantage Loyalty IP Ltd., Senior
Secured Note, 144A, 5.5%, 4/20/26 .............. United States 1,700,000 1,743,205 0.30
d
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 1,250,000 1,297,913 0.23
d
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 165,000 164,071 0.03
3,205,189 0.56
Broadcasting
d
Diamond Sports Group LLC / Diamond Sports Finance
Co., Senior Secured Note, 144A, 5.375%, 8/15/26 ... United States 1,840,000 854,082 0.15
d
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 403,552 0.07
1,257,634 0.22
Communications Equipment
d
CommScope , Inc., Senior Secured Note, 144A, 4.75%,
9/01/29 ................................... United States 692,300 664,196 0.12

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Construction Materials
d
Cemex SAB de CV, Senior Bond, 144A, 5.2%, 9/17/30 . Mexico 750,000 $ 773,903 0.13
Diversified Chemicals
d
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 1,033,868 0.18
Independent Power Producers & Energy Traders
d
Talen Energy Supply LLC, Senior Secured Note, 144A,
6.625%, 1/15/28 ............................. United States 444,000 391,701 0.07
Integrated Telecommunication Services
d
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 ....... France 800,000 743,916 0.13
Senior Secured Note, 144A, 5.5%, 10/15/29 ........ France 1,270,000 1,205,433 0.21
1,949,349 0.34
Multi-line Insurance
d
Acrisure LLC / Acrisure Finance, Inc., Senior Secured
Note, 144A, 4.25%, 2/15/29 .................... United States 529,400 500,580 0.09
Oil & Gas Equipment & Services
d
Weatherford International Ltd., Senior Secured Note,
144A, 6.5%, 9/15/28 ......................... United States 241,100 250,463 0.04
Oil & Gas Storage & Transportation
Cheniere Energy, Inc., Senior Secured Note, 4.625%,
10/15/28 .................................. United States 450,000 457,499 0.08
Paper Packaging
d
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen
Group Issuer, Inc., Senior Secured Note, 144A,
4.375%, 10/15/28 ............................ United States 375,000 359,608 0.06
d
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen
Group Issuer LLC/Reynolds Group Holdings Ltd.,
Senior Secured Note, 144A, 4%, 10/15/27 ......... United States 800,000 757,600 0.13
1,117,208 0.19
Specialized Consumer Services
d
WW International, Inc., Senior Secured Note, 144A,
4.5%, 4/15/29 .............................. United States 1,200,000 1,063,440 0.19
Specialized Finance
d
MPH Acquisition Holdings LLC, Senior Secured Note,
144A, 5.5%, 9/01/28 ......................... United States 453,000 435,614 0.08
Specialty Chemicals
d
ASP Unifrax Holdings, Inc., Senior Secured Note, 144A,
5.25%, 9/30/28 ............................. United States 645,200 635,128 0.11
Specialty Stores
d
99 Escrow Issuer, Inc., Senior Secured Note, 144A, 7.5%,
1/15/26 ................................... United States 600,000 455,343 0.08
Trucking
d
First Student Bidco , Inc. / First Transit Parent, Inc., Senior
Secured Note, 144A, 4%, 7/31/29 ............... United States 500,000 474,590 0.09
b,e
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%,
10/26/23 .................................. Australia 10,725,759 10,907,804 1.91
11,382,394 2.00

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services
d
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 $ 334,116 0.06
Total Corporate Bonds (Cost $28,724,808) ...............................
25,907,625 4.54
f,g
Senior Floating Rate Interests
Advertising
Clear Channel Outdoor Holdings, Inc. , Term Loan, B ,
3.799% , ( 1-month USD LIBOR + 3.5%; 3-month USD
LIBOR + 3.5% ), 8/21/26 ....................... United States 2,862,705 2,827,465 0.50
Aerospace & Defense
AI Convoy (Luxembourg) SARL , USD Term Loan, B ,
4.5% , ( 6-month USD LIBOR + 3.5% ), 1/18/27 ...... Luxembourg 1,215,907 1,220,297 0.21
e
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ....................... United Kingdom 3,396,512 3,523,661 0.62
h,i
Cobham Ultra US Co-Borrower LLC , Term Loan , TBD,
11/17/28 .................................. United States 838,926 838,796 0.15
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.724%, (3-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 1,935,349 1,899,061 0.33
2020 Term Loan, B2, 3.724%, (3-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 1,040,510 1,021,001 0.18
Vertex Aerospace Services Corp. , First Lien, Initial Term
Loan , 4.75% , ( 1-month USD LIBOR + 4% ), 12/06/28 . United States 2,387,283 2,391,019 0.42
10,893,835 1.91
a a a a a a
Air Freight & Logistics
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 ,
4.5% , ( 3-month USD LIBOR + 3.75% ), 3/24/26 ...... United States 2,050,605 2,058,295 0.36
Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial Term Loan , 5.5% , ( 3-month USD LIBOR +
4.75% ), 4/20/28 ............................. United States 1,013,781 1,053,770 0.18
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR +
3.5% ), 8/11/28 .............................. Canada 992,248 997,001 0.18
Allegiant Travel Co. , Replacement Term Loan , 3.158% ,
( 3-month USD LIBOR + 3% ), 2/05/24 ............. United States 986,979 986,362 0.17
American Airlines, Inc. ,
2017 Term Loan, B, 2.106%, (1-month USD LIBOR +
2%), 12/15/23 .............................. United States 445,313 441,187 0.08
2018 Replacement Term Loan, 1.855%, (1-month USD
LIBOR + 1.75%), 6/27/25 ...................... United States 1,392,347 1,352,024 0.23
Kestrel Bidco , Inc. , Term Loan , 4% , ( 3-month USD LIBOR
+ 3% ), 12/11/26 ............................. Canada 3,712,651 3,633,238 0.64
SkyMiles IP Ltd. (Delta Air Lines, Inc.) , Initial Term Loan ,
4.75% , ( 3-month USD LIBOR + 3.75% ), 10/20/27 .... United States 956,180 1,011,222 0.18
i
United AirLines , Inc. , Term Loan, B , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 4/21/28 ...................... United States 3,394,418 3,403,838 0.60
12,878,642 2.26
a a a a a a
Airport Services
First Student Bidco , Inc. ,
Initial Term Loan, B, 3.5%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 338,733 337,322 0.06
Initial Term Loan, C, 3.5%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 125,036 124,515 0.02

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Airport Services (continued)
i
LaserShip , Inc. , First Lien, Initial Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.5% ), 5/07/28 ........... United States 1,665,417 $ 1,671,662 0.29
2,133,499 0.37
a a a a a a
Alternative Carriers
Zayo Group Holdings, Inc. , Initial Dollar Term Loan ,
3.105% , ( 1-month USD LIBOR + 3% ), 3/09/27 ...... United States 623,553 615,711 0.11
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp. , First Lien, Initial Term Loan ,
5.691% , ( 3-month USD LIBOR + 5.5%; 6-month USD
LIBOR + 5.5% ), 12/19/25 ...................... United States 1,006,610 1,009,655 0.17
i
Tory Burch LLC , Initial Term Loan, B , 3.5% , ( 1-month
USD LIBOR + 3% ), 4/16/28 .................... United States 1,924,242 1,923,039 0.34
2,932,694 0.51
a a a a a a
Application Software
Cloudera, Inc. ,
i
First Lien, Initial Term Loan, 4.25%, (1-month USD
LIBOR + 3.75%), 10/08/28 ..................... United States 2,546,667 2,546,272 0.45
Second Lien, Initial Term Loan, 6.5%, (1-month USD
LIBOR + 6%), 10/08/29 ....................... United States 918,595 920,892 0.16
Cornerstone OnDemand , Inc. , First Lien, Initial Term
Loan , 4.25% , ( 3-month USD LIBOR + 3.75% ), 10/16/28 United States 2,607,229 2,603,970 0.46
i
ECI Macola /MAX Holding LLC , First Lien, Initial Term
Loan , 4.5% , ( 3-month USD LIBOR + 3.75% ), 11/09/27 United States 2,862,658 2,867,582 0.50
i
Epicor Software Corp. , Term Loan, C , 4% , ( 1-month USD
LIBOR + 3.25% ), 7/30/27 ...................... United States 2,424,692 2,421,977 0.43
i
Genesys Cloud Services Holdings I LLC , 2020 Initial
Dollar Term Loan , 4.75% , ( 1-month USD LIBOR + 4% ),
12/01/27 .................................. United States 4,171,732 4,177,614 0.73
IGT Holding IV AB , Term Loan, B2 , 4% , ( 3-month USD
LIBOR + 3.5% ), 3/31/28 ....................... Sweden 1,822,077 1,822,077 0.32
LogMeIn, Inc. , First Lien, Initial Term Loan , 4.856% ,
( 1-month USD LIBOR + 4.75% ), 8/31/27 .......... United States 2,189,739 2,175,068 0.38
Mitchell International, Inc. ,
i
First Lien, Initial Term Loan, 4.25%, (1-month USD
LIBOR + 3.75%), 10/15/28 ..................... United States 3,502,603 3,480,449 0.61
Second Lien, Initial Term Loan, 7%, (1-month USD
LIBOR + 6.5%), 10/15/29 ...................... United States 142,857 144,316 0.03
i
Polaris Newco LLC , First Lien, Dollar Term Loan , 4.5% ,
( 3-month USD LIBOR + 4% ), 6/02/28 ............. United States 5,047,357 5,053,666 0.89
i
Project Alpha Intermediate Holding, Inc. , 2021
Refinancing Term Loan , 4.3% , ( 3-month USD LIBOR +
4% ), 4/26/24 ............................... United States 2,830,652 2,833,837 0.50
i
RealPage , Inc. , First Lien, Initial Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 4/24/28 .......... United States 2,646,639 2,637,812 0.46
i
Rocket Software, Inc. , First Lien, Initial Term Loan ,
4.355% , ( 1-month USD LIBOR + 4.25% ), 11/28/25 ... United States 1,793,878 1,790,290 0.31
UKG, Inc. ,
First Lien, 2021-2 Incremental Term Loan, 3.75%,
(3-month USD LIBOR + 3.25%), 5/04/26 .......... United States 1,941,887 1,939,673 0.34
i
First Lien, Initial Term Loan, 3.855%, (1-month USD
LIBOR + 3.75%), 5/04/26 ...................... United States 1,638,568 1,638,429 0.29
Second Lien, 2021 Incremental Term Loan, 5.75%,
(3-month USD LIBOR + 5.25%), 5/03/27 .......... United States 482,315 487,539 0.08
39,541,463 6.94
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Asset Management & Custody Banks
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial Term Loan , 4.25% , ( 1-month USD LIBOR +
3.5% ), 4/07/28 .............................. United States 2,585,579 $ 2,582,489 0.45
Russell Investments US Institutional Holdco, Inc. , 2025
Term Loan , 4.5% , ( 3-month USD LIBOR + 3.5% ),
5/30/25 ................................... United States 3,518,950 3,518,950 0.62
6,101,439 1.07
a a a a a a
Auto Parts & Equipment
Adient US LLC , Term Loan, B1 , 3.605% , ( 1-month USD
LIBOR + 3.5% ), 4/10/28 ....................... United States 1,950,200 1,952,842 0.34
Clarios Global LP , First Lien, Amendment No. 1 Dollar
Term Loan , 3.355% , ( 1-month USD LIBOR + 3.25% ),
4/30/26 ................................... United States 2,000,349 1,993,848 0.35
i
DexKo Global, Inc. ,
First Lien, Closing Date Term Loan, 4.25%, (3-month
USD LIBOR + 3.75%), 10/04/28 ................. United States 2,158,154 2,158,607 0.38
j
First Lien, Delayed Draw Dollar Term Loan, 4.25%,
(3-month USD LIBOR + 3.75%), 10/04/28 ......... United States 346,604 346,677 0.06
First Brands Group LLC ,
First Lien, 2021 Term Loan, 6%, (3-month USD LIBOR
+ 5%), 3/30/27 .............................. United States 1,567,498 1,574,356 0.28
Second Lien, 2021 Term Loan, 9.5%, (3-month USD
LIBOR + 8.5%), 3/30/28 ....................... United States 1,500,000 1,514,070 0.26
i
Highline Aftermarket Acquisition LLC , First Lien, Initial
Term Loan , 5.25% , ( 3-month USD LIBOR + 4.5% ),
11/09/27 .................................. United States 2,502,668 2,502,668 0.44
TI Group Automotive Systems LLC , Refinancing US Term
Loan , 3.75% , ( 3-month USD LIBOR + 3.25% ), 12/16/26 United States 596,231 596,606 0.10
i
Truck Hero, Inc. , Initial Term Loan , 4% , ( 1-month USD
LIBOR + 3.25% ), 1/31/28 ...................... United States 2,726,292 2,723,348 0.48
15,363,022 2.69
a a a a a a
Automobile Manufacturers
i
American Trailer World Corp. , First Lien, Initial Term
Loan , 4.5% , ( 1-month USD LIBOR + 3.75% ), 3/03/28 . United States 2,964,456 2,954,273 0.52
Brewers
City Brewing Co. LLC , First Lien, Closing Date Term
Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ), 4/05/28 . United States 1,342,893 1,287,499 0.23
Broadcasting
Gray Television, Inc. , Term Loan, B2 , 2.602% , ( 1-month
USD LIBOR + 2.5% ), 2/07/24 ................... United States 994,899 993,243 0.17
Nexstar Media, Inc. , Term Loan, B3 , 2.355% , ( 1-month
USD LIBOR + 2.25% ), 1/17/24 .................. United States 437,661 437,387 0.08
Sinclair Television Group, Inc. , Term Loan, B , 2.36% ,
( 1-month USD LIBOR + 2.25% ), 1/03/24 .......... United States 611,160 601,229 0.10
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan,
4%, (1-month USD LIBOR + 3.25%), 3/15/26 ....... United States 1,047,235 1,047,632 0.18
h,i
First Lien, Initial Term Loan, B, TBD, 1/31/29 ....... United States 2,106,522 2,107,354 0.37
5,186,845 0.90
a a a a a a
Building Products
Cornerstone Building Brands, Inc. , Term Loan, B , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 4/12/28 .......... United States 950,262 949,815 0.17

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Cable & Satellite
CSC Holdings LLC , March 2017 Refinancing Term Loan ,
2.356% , ( 1-month USD LIBOR + 2.25% ), 7/17/25 .... United States 3,358,838 $ 3,316,852 0.58
Radiate Holdco LLC , Amendment No. 6 Term Loan , 4% ,
( 1-month USD LIBOR + 3.25% ), 9/25/26 .......... United States 3,579,929 3,578,246 0.63
Virgin Media Bristol LLC , Term Loan, Q , 3.356% ,
( 1-month USD LIBOR + 3.25% ), 1/31/29 .......... United States 788,848 788,726 0.14
7,683,824 1.35
a a a a a a
Casinos & Gaming
i
Bally's Corp. , Term Loan, B , 3.75% , ( 3-month USD
LIBOR + 3.25% ), 10/02/28 ..................... United States 2,500,000 2,501,212 0.44
Caesars Resort Collection LLC ,
Term Loan, B, 2.855%, (1-month USD LIBOR + 2.75%),
12/23/24 .................................. United States 3,006,774 2,994,236 0.52
Term Loan, B1, 3.605%, (1-month USD LIBOR + 3.5%),
7/21/25 ................................... United States 341,122 341,335 0.06
i
Fertitta Entertainment LLC , Initial Term Loan, B , 4.059% ,
( 1-month USD LIBOR + 4% ), 1/27/29 ............. United States 269,951 271,132 0.05
Raptor Acquisition Corp. , First Lien, Term Loan, B , 4.75% ,
( 3-month USD LIBOR + 4% ), 11/01/26 ............ United States 1,881,356 1,886,530 0.33
7,994,445 1.40
a a a a a a
Commodity Chemicals
i
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan ,
3.605% , ( 1-month USD LIBOR + 3.5% ), 3/16/25 ..... United States 2,594,435 2,581,696 0.45
Communications Equipment
CommScope , Inc. , Initial Term Loan , 3.355% , ( 1-month
USD LIBOR + 3.25% ), 4/06/26 .................. United States 2,551,113 2,510,193 0.44
Construction & Engineering
i
USIC Holdings, Inc. , First Lien, Initial Term Loan , 4.25% ,
( 1-month USD LIBOR + 3.5% ), 5/12/28 ........... United States 3,163,043 3,159,089 0.55
Construction Machinery & Heavy Trucks
ASP Blade Holdings, Inc. , Initial Term Loan , 4.5% ,
( 1-month USD LIBOR + 4% ), 10/13/28 ............ United States 1,676,271 1,681,510 0.30
Construction Materials
White Cap Buyer LLC , Initial Closing Date Term Loan ,
6.25% , ( 3-month USD LIBOR + 3% ), 10/19/27 ...... United States 1,434,851 1,436,480 0.25
Data Processing & Outsourced Services
Pitney Bowes, Inc. , Refinancing Term Loan, B , 4.11% ,
( 1-month USD LIBOR + 4% ), 3/17/28 ............. United States 3,076,750 3,083,488 0.54
Diversified Banks
Finastra Ltd. , First Lien, Dollar Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.5% ), 6/13/24 ........... United Kingdom 3,715,916 3,708,447 0.65
Diversified Chemicals
LSF11 A5 Holdco LLC , Term Loan , 4.25% , ( 3-month USD
LIBOR + 3.75% ), 10/15/28 ..................... United States 976,923 978,755 0.17
Lummus Technology Holdings V LLC , 2021 Refinancing
Term Loan, B , 3.605% , ( 1-month USD LIBOR + 3.5% ),
6/30/27 ................................... United States 840,892 838,949 0.15
SCIH Salt Holdings, Inc. , First Lien, Incremental Term
Loan, B1 , 4.75% , ( 3-month USD LIBOR + 4% ), 3/16/27 United States 2,664,002 2,647,831 0.47
4,465,535 0.79
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Diversified Metals & Mining
U.S. Silica Co. , Term Loan , 5% , ( 1-month USD LIBOR +
4% ), 5/01/25 ............................... United States 2,746,384 $ 2,713,770 0.48
Diversified Support Services
CCI Buyer, Inc. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 12/17/27 ......... United States 1,430,859 1,434,944 0.25
Revint Intermediate II LLC , Initial Term Loan , 4.75% ,
( 1-month USD LIBOR + 4.25% ), 10/15/27 ......... United States 587,674 589,144 0.10
i
Spin Holdco, Inc. , Initial Term Loan , 4.75% , ( 3-month
USD LIBOR + 4% ), 3/04/28 .................... United States 1,694,486 1,696,121 0.30
3,720,209 0.65
a a a a a a
Drug Retail
GNC Holdings, Inc. , Second Lien, Term Loan , 6.105% ,
( 1-month USD LIBOR + 6% ), 10/07/26 ............ United States 5,158,999 4,866,226 0.86
Education Services
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD
LIBOR + 3.75% ), 2/21/25 ...................... United States 1,903,703 1,881,496 0.33
i
Learning Care Group (US) No. 2, Inc. , First Lien, Initial
Term Loan , 4.25% , ( 3-month USD LIBOR + 3.25% ),
3/13/25 ................................... United States 746,124 737,529 0.13
2,619,025 0.46
a a a a a a
Electric Utilities
Astoria Energy LLC , 2020 Advance Term Loan, B , 4.5% ,
( 3-month USD LIBOR + 3.5% ), 12/10/27 .......... United States 393,962 393,580 0.07
Electronic Equipment & Instruments
Verifone Systems, Inc. , First Lien, Initial Term Loan ,
4.178% , ( 3-month USD LIBOR + 4% ), 8/20/25 ...... United States 899,972 893,664 0.16
Environmental & Facilities Services
Madison IAQ LLC , Term Loan , 3.75% , ( 3-month USD
LIBOR + 3.25% ), 6/21/28 ...................... United States 1,898,067 1,893,920 0.33
Food Retail
i
Shearer's Foods LLC , First Lien, Refinancing Term Loan ,
4.25% , ( 1-month USD LIBOR + 3.5% ), 9/23/27 ...... United States 2,415,435 2,411,244 0.42
General Merchandise Stores
Franchise Group, Inc. , First Lien, Initial Term Loan , 5.5% ,
( 3-month USD LIBOR + 4.75% ), 3/10/26 .......... United States 367,031 367,948 0.07
Health Care Equipment
h,i
Bausch Health Companies, Inc. , Term Loan, B , TBD,
1/27/27 ................................... Canada 647,547 643,400 0.11
Medline Borrower LP , Initial Dollar Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 10/23/28 ......... United States 2,695,283 2,687,076 0.47
US Radiology Specialists, Inc. (US Outpatient Imaging
Services, Inc.) , Closing Date Term Loan , 5.75% ,
( 3-month USD LIBOR + 5.25% ), 12/15/27 ......... United States 1,228,324 1,229,601 0.22
4,560,077 0.80
a a a a a a
Health Care Facilities
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 3.875%,
(1-month USD LIBOR + 3.375%), 12/23/27 ........ United States 2,259,730 2,247,550 0.39
Amendment No. 5 Incremental Term Loan, 4%,
(1-month USD LIBOR + 3.5%), 12/23/27 .......... United States 1,696,572 1,694,630 0.30

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Health Care Facilities (continued)
i
Aveanna Healthcare LLC , First Lien, 2021 Extended Term
Loan , 4.25% , ( 1-month USD LIBOR + 3.75% ), 7/17/28 United States 1,815,169 $ 1,810,958 0.32
i
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 4.5%, (3-month USD
LIBOR + 4%), 12/18/28 ....................... United States 2,141,900 2,142,575 0.37
Second Lien, Initial Term Loan, 7.25%, (3-month USD
LIBOR + 6.75%), 12/17/29 ..................... United States 1,457,038 1,459,471 0.26
Global Medical Response, Inc. , 2018 New Term Loan ,
5.25% , ( 3-month USD LIBOR + 4.25% ), 3/14/25 ..... United States 1,412,777 1,412,777 0.25
i
Heartland Dental LLC , 2021 Incremental Term Loan ,
4.104% , ( 1-month USD LIBOR + 4% ), 4/30/25 ...... United States 2,493,246 2,496,375 0.44
Medical Solutions Holdings, Inc. , First Lien, Initial Term
Loan , 4% , ( 3-month USD LIBOR + 3.5% ), 11/01/28 .. United States 1,552,923 1,552,682 0.27
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
Term Loan , 3.855% , ( 1-month USD LIBOR + 3.75% ),
3/31/27 ................................... United States 3,295,839 3,294,966 0.58
i
Phoenix Newco , Inc. , First Lien, Initial Term Loan , 4% ,
( 1-month USD LIBOR + 3.5% ), 11/15/28 .......... United States 2,016,129 2,018,810 0.35
i
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan ,
4.175% , ( 3-month USD LIBOR + 4% ), 6/22/26 ...... United States 2,166,830 2,160,330 0.38
22,291,124 3.91
a a a a a a
Health Care Services
i
CNT Holdings I Corp. , First Lien, Initial Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.5% ), 11/08/27 ..... United States 2,551,955 2,555,349 0.45
h
eResearch Technology, Inc. , Term Loan , TBD, 2/04/27 .. United States 1,000,000 1,003,750 0.18
eResearchTechnology , Inc. , First Lien, Initial Term Loan ,
5.5% , ( 1-month USD LIBOR + 4.5% ), 2/04/27 ...... United States 2,405,986 2,415,393 0.42
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 4.5%, (1-month USD
LIBOR + 3.75%; 3-month USD LIBOR + 3.75%),
3/02/28 ................................... United States 3,160,521 3,130,891 0.55
First Lien, Initial Term Loan, C, 4.5%, (3-month USD
LIBOR + 3.75%), 3/02/28 ...................... United States 100,015 99,077 0.02
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 ,
3.604% , ( 1-month USD LIBOR + 3.5% ), 3/05/26 ..... United States 1,618,471 1,615,161 0.28
i
Radiology Partners, Inc. , First Lien, Term Loan, B ,
4.355% , ( 1-month USD LIBOR + 4.25% ), 7/09/25 .... United States 3,252,299 3,219,548 0.56
Team Health Holdings, Inc. , Initial Term Loan , 3.75% ,
( 1-month USD LIBOR + 2.75% ), 2/06/24 .......... United States 1,391,920 1,347,726 0.24
i
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term
Loan , 4.75% , ( 3-month USD LIBOR + 4.25% ), 10/01/28 United States 1,683,984 1,682,670 0.30
U.S. Renal Care, Inc. , Initial Term Loan , 5.104% ,
( 1-month USD LIBOR + 5% ), 6/26/26 ............. United States 2,782,720 2,752,278 0.48
Waystar Technologies, Inc. , First Lien, Initial Term Loan ,
4.105% , ( 1-month USD LIBOR + 4% ), 10/22/26 ..... United States 5,259,732 5,259,758 0.92
25,081,601 4.40
a a a a a a
Health Care Technology
h,i
athenahealth Group, Inc. , CME Term Loan, B , TBD,
1/26/29 ................................... United States 5,985,507 5,964,318 1.05
athenahealth , Inc. , First Lien, Term Loan, B1 , 4.4% ,
( 3-month USD LIBOR + 4.25% ), 2/11/26 .......... United States 3,723,294 3,727,949 0.65
9,692,267 1.70
a a a a a a
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial Term Loan ,
4% , ( 3-month USD LIBOR + 3.25% ), 12/28/27 ...... United States 2,428,172 2,418,872 0.42

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Home Improvement Retail (continued)
i
SRS Distribution, Inc. ,
2021 Refinancing Term Loan, 4.269%, (3-month USD
LIBOR + 3.75%), 6/02/28 ...................... United States 2,178,965 $ 2,179,869 0.38
Term Loan, 4%, (1-month USD LIBOR + 3.5%), 6/02/28 United States 143,182 143,361 0.03
4,742,102 0.83
a a a a a a
Homefurnishing Retail
Evergreen AcqCo 1 LP , Initial Term Loan , 6.25% ,
( 3-month USD LIBOR + 5.5% ), 4/26/28 ........... United States 2,580,375 2,581,459 0.45
Restoration Hardware, Inc. , Initial Term Loan , 3% ,
( 3-month USD LIBOR + 2.5% ), 10/20/28 .......... United States 1,246,875 1,244,425 0.22
3,825,884 0.67
a a a a a a
Hotels, Resorts & Cruise Lines
Hilton Grand Vacations Borrower LLC , Initial Term Loan ,
3.5% , ( 1-month USD LIBOR + 3% ), 8/02/28 ........ United States 633,333 632,808 0.11
Household Appliances
i
Osmosis Buyer Ltd. , Initial Term Loan, B , 4.5% , ( 1-month
USD LIBOR + 4% ), 7/31/28 .................... United States 2,902,024 2,913,458 0.51
i
VC GB Holdings I Corp. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3.5% ), 7/21/28 ........... United States 2,413,139 2,399,987 0.42
5,313,445 0.93
a a a a a a
Household Products
b,e,k
FGI Operating Co. LLC , Term Loan , 11% , PIK, ( 6-month
USD LIBOR + 10% ), 5/16/22 ................... United States 8,953,792 1,206,766 0.21
Housewares & Specialties
i
Astro One Acquisition Corp. , First Lien, Term Loan, B ,
6.25% , ( 3-month USD LIBOR + 5.5% ), 9/15/28 ...... United States 2,600,000 2,596,750 0.46
Human Resource & Employment Services
CCRR Parent, Inc. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 2,000,246 2,004,006 0.35
CHG Healthcare Services, Inc. , First Lien, Initial Term
Loan , 4% , ( 3-month USD LIBOR + 3.5% ), 9/29/28 ... United States 1,160,169 1,162,855 0.20
3,166,861 0.55
a a a a a a
Industrial Machinery
i
Tiger Acquisition LLC , First Lien, Initial Term Loan , 3.75% ,
( 3-month USD LIBOR + 3.25% ), 6/01/28 .......... United States 2,171,686 2,153,270 0.38
TK Elevator Midco GmbH , USD Term Loan, B1 , 4% ,
( 6-month USD LIBOR + 3.5% ), 7/30/27 ........... Germany 2,181,959 2,186,508 0.38
e
UTEX Industries, Inc. , Second Out Term Loan , 5.25% ,
PIK, ( 1-month USD LIBOR + 3.75% ), 12/03/25 ...... United States 738,664 734,853 0.13
5,074,631 0.89
a a a a a a
Insurance Brokers
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 3.355%, (1-month USD LIBOR
+ 3.25%), 5/09/25 ........................... United States 2,125,939 2,110,484 0.37
New Term Loan, B4, 4%, (1-month USD LIBOR +
3.5%), 11/05/27 ............................. United States 1,707,236 1,707,372 0.30
h,i
AssuredPartners Capital, Inc. , Incremental Term Loan ,
TBD, 2/12/27 ............................... United States 1,300,000 1,299,597 0.23
5,117,453 0.90
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Integrated Telecommunication Services
Altice France SA , USD Incremental Term Loan, B13 ,
4.106% , ( 1-month USD LIBOR + 4% ), 8/14/26 ...... France 1,161,801 $ 1,159,623 0.20
Global Tel*Link Corp. ,
First Lien, Term Loan, 4.355%, (1-month USD LIBOR +
4.25%), 11/29/25 ............................ United States 4,729,606 4,658,142 0.82
Second Lien, Term Loan, 8.355%, (1-month USD
LIBOR + 8.25%), 11/29/26 ..................... United States 2,479,737 2,329,924 0.41
Intrado Corp. , Initial Term Loan, B , 5% , ( 3-month USD
LIBOR + 4% ), 10/10/24 ....................... United States 1,054,857 991,302 0.17
9,138,991 1.60
a a a a a a
Internet & Direct Marketing Retail
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 4.75%, (1-month
USD LIBOR + 3.75%), 9/13/24 .................. United States 1,483,153 1,477,131 0.26
First Lien, Amendment No. 2 Initial Term Loan, 3.605%,
(1-month USD LIBOR + 3.5%), 9/13/24 ........... United States 2,425,517 2,417,646 0.42
3,894,777 0.68
a a a a a a
Internet Services & Infrastructure
i
Arches Buyer, Inc. , Refinancing Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 12/06/27 ......... United States 2,210,823 2,199,183 0.38
Barracuda Networks, Inc. , First Lien, 2020 Term Loan ,
4.5% , ( 3-month USD LIBOR + 3.75% ), 2/12/25 ...... United States 1,946,296 1,952,174 0.34
i
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan ,
4.75% , ( 3-month USD LIBOR + 4.25% ), 8/19/28 ..... United Kingdom 2,202,454 2,207,278 0.39
Thrasio LLC , Initial Term Loan , 8% , ( 3-month USD LIBOR
+ 7% ), 12/18/26 ............................. United States 895,477 891,559 0.16
TIBCO Software, Inc. , Term Loan, B3 , 3.86% , ( 1-month
USD LIBOR + 3.75% ), 6/30/26 .................. United States 1,796,647 1,796,575 0.31
9,046,769 1.58
a a a a a a
Investment Banking & Brokerage
Citadel Securities LP , 2021 Term Loan , 2.605% , ( 1-month
USD LIBOR + 2.5% ), 2/02/28 ................... United States 1,290,250 1,279,999 0.22
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
Term Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ),
4/09/27 ................................... United States 2,727,837 2,739,553 0.48
Jane Street Group LLC , Dollar Term Loan , 2.855% ,
( 1-month USD LIBOR + 2.75% ), 1/26/28 .......... United States 434,209 429,595 0.08
4,449,147 0.78
a a a a a a
IT Consulting & Other Services
Aptean Acquiror , Inc. , First Lien, Initial Term Loan ,
4.355% , ( 1-month USD LIBOR + 4.25% ), 4/23/26 .... United States 3,123,660 3,118,085 0.55
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 5.5%, (3-month USD
LIBOR + 4.5%), 11/01/24 ...................... United States 4,409,828 4,310,893 0.76
Second Lien, Initial Term Loan, 9.25%, (3-month USD
LIBOR + 8.25%), 11/01/25 ..................... United States 125,000 120,478 0.02
Gainwell Acquisition Corp. , First Lien, Term Loan, B ,
4.75% , ( 3-month USD LIBOR + 4% ), 10/01/27 ...... United States 2,991,362 2,998,840 0.53
Peraton Corp. , First Lien, Term Loan, B , 4.5% , ( 1-month
USD LIBOR + 3.75% ), 2/01/28 .................. United States 5,450,734 5,457,166 0.96
Sitel Worldwide Corp. , Initial Dollar Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 8/28/28 .......... France 2,023,145 2,026,757 0.35
18,032,219 3.17
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Leisure Facilities
e
24 Hour Fitness Worldwide, Inc. , Term Loan , 5.22% , PIK,
( 3-month USD LIBOR + 5% ), 12/29/25 ............ United States 4,860,205 $ 3,573,601 0.63
Leisure Products
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.) , First Lien, Initial Term Loan , 4.5% , ( 1-month USD
LIBOR + 3.5% ), 12/16/24 ...................... United States 2,942,480 2,897,430 0.51
i
Motion Acquisition Ltd. ,
Term Loan, B1, 3.474%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 2,596,866 2,565,795 0.45
Term Loan, B2, 3.474%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 370,214 365,785 0.06
5,829,010 1.02
a a a a a a
Life & Health Insurance
AssuredPartners , Inc. ,
2020 February Refinancing Term Loan, 3.605%,
(1-month USD LIBOR + 3.5%), 2/12/27 ........... United States 3,015,338 2,999,568 0.52
2021 Term Loan, 4%, (1-month USD LIBOR + 3.5%),
2/12/27 ................................... United States 617,089 617,669 0.11
3,617,237 0.63
a a a a a a
Life Sciences Tools & Services
ICON plc ,
Term Loan, 2.75%, (3-month USD LIBOR + 2.25%),
7/03/28 ................................... Ireland 946,909 946,081 0.17
U.S. Term Loan, 2.75%, (3-month USD LIBOR +
2.25%), 7/03/28 ............................. Ireland 235,923 235,716 0.04
1,181,797 0.21
a a a a a a
Metal & Glass Containers
Mauser Packaging Solutions Holding Co. , Initial Term
Loan , 3.354% , ( 1-month USD LIBOR + 3.25% ), 4/03/24 United States 3,422,585 3,395,581 0.60
Movies & Entertainment
AMC Entertainment Holdings, Inc. , Term Loan, B1 ,
3.104% , ( 1-month USD LIBOR + 3% ), 4/22/26 ...... United States 645,026 576,214 0.10
Banijay Entertainment SAS , USD Term Loan, B , 3.851% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .......... France 2,316,715 2,310,194 0.41
Crown Finance US, Inc. , Initial Dollar Term Loan , 3.5% ,
( 3-month USD LIBOR + 2.5% ), 2/28/25 ........... United States 839,524 640,888 0.11
Diamond Sports Group LLC , Term Loan , 3.36% , ( 1-month
USD LIBOR + 3.25% ), 8/24/26 .................. United States 3,536,947 1,462,315 0.26
Lions Gate Capital Holdings LLC , 2023 Term Loan, A ,
1.855% , ( 1-month USD LIBOR + 1.75% ), 3/22/23 .... United States 3,275,316 3,267,128 0.57
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC) , First Lien, Term Loan, B1 ,
2.86% , ( 1-month USD LIBOR + 2.75% ), 5/18/25 ..... United States 1,185,445 1,167,498 0.20
9,424,237 1.65
a a a a a a
Multi-line Insurance
Acrisure LLC ,
First Lien, 2020 Term Loan, 3.724%, (3-month USD
LIBOR + 3.5%), 2/15/27 ....................... United States 1,835,985 1,816,478 0.32
First Lien, 2021-1 Additional Term Loan, 4.25%,
(3-month USD LIBOR + 3.75%), 2/15/27 .......... United States 780,652 779,676 0.14

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Multi-line Insurance (continued)
Acrisure LLC (continued)
First Lien, 2021-2 Additional Term Loan, 4.75%,
(3-month USD LIBOR + 4.25%), 2/15/27 .......... United States 769,231 $ 770,673 0.13
3,366,827 0.59
a a a a a a
Oil & Gas Equipment & Services
i
Brand Energy & Infrastructure Services, Inc. , Initial Term
Loan , 5.25% , ( 3-month USD LIBOR + 4.25% ), 6/21/24 United States 1,647,389 1,617,530 0.28
Oil & Gas Storage & Transportation
Lucid Energy Group II Borrower LLC , Initial Term Loan ,
5% , ( 3-month USD LIBOR + 4.25% ), 11/24/28 ...... United States 1,500,000 1,500,270 0.26
Other Diversified Financial Services
Astra Acquisition Corp. , First Lien, Term Loan, B2 , 5.75% ,
( 1-month USD LIBOR + 5.25% ), 10/25/28 ......... United States 1,673,228 1,657,542 0.29
Mercury Borrower, Inc. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3.5% ), 8/02/28 ........... United States 2,450,211 2,447,148 0.43
4,104,690 0.72
a a a a a a
Packaged Foods & Meats
h,i
Primary Products Finance LLC , Term Loan , TBD,
10/25/28 .................................. United States 689,655 695,000 0.12
Paper Packaging
Charter Next Generation, Inc. , First Lien, 2021 Initial Term
Loan , 4.5% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 United States 1,883,159 1,888,309 0.33
Kleopatra Finco SARL , USD Term Loan, B , 5.25% ,
( 6-month USD LIBOR + 4.75% ), 2/12/26 .......... Luxembourg 2,256,094 2,247,634 0.39
4,135,943 0.72
a a a a a a
Personal Products
i
Conair Holdings LLC , First Lien, Initial Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 5/17/28 .......... United States 3,067,638 3,070,920 0.54
Coty, Inc. , USD Term Loan, B , 2.354% , ( 1-month USD
LIBOR + 2.25% ), 4/07/25 ...................... United States 842,790 831,353 0.14
i
Sunshine Luxembourg VII SARL , Term Loan, B3 , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 10/01/26 ......... Luxembourg 4,774,702 4,777,400 0.84
8,679,673 1.52
a a a a a a
Pharmaceuticals
Bausch Health Cos., Inc. , Initial Term Loan , 3.104% ,
( 1-month USD LIBOR + 3% ), 6/02/25 ............. United States 972,002 965,524 0.17
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 4% ,
( 1-month USD LIBOR + 3.5% ), 5/05/28 ........... United States 1,580,030 1,582,605 0.28
Organon & Co. , Dollar Term Loan , 3.5% , ( 3-month USD
LIBOR + 3% ), 6/02/28 ........................ United States 922,473 923,050 0.16
i
PetVet Care Centers LLC , First Lien, 2021 First Lien
Replacement Term Loan , 4.25% , ( 1-month USD LIBOR
+ 3.5% ), 2/14/25 ............................ United States 2,437,763 2,440,055 0.43
5,911,234 1.04
a a a a a a
Property & Casualty Insurance
Asurion LLC ,
New Term Loan, B8, 3.355%, (1-month USD LIBOR +
3.25%), 12/23/26 ............................ United States 2,610,665 2,595,001 0.45
New Term Loan, B9, 3.355%, (1-month USD LIBOR +
3.25%), 7/31/27 ............................. United States 993,633 988,292 0.17

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Property & Casualty Insurance (continued)
Asurion LLC (continued)
i
Second Lien, New Term Loan, B3, 5.355%, (1-month
USD LIBOR + 5.25%), 1/31/28 .................. United States 2,652,263 $ 2,658,894 0.47
Second Lien, New Term Loan, B4, 5.355%, (1-month
USD LIBOR + 5.25%), 1/20/29 .................. United States 2,248,036 2,253,667 0.40
8,495,854 1.49
a a a a a a
Publishing
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% ,
( 3-month USD LIBOR + 4.75% ), 7/14/26 .......... United States 3,781,108 3,798,501 0.67
McGraw-Hill Education, Inc. , Initial Term Loan , 5.25% ,
( 1-month USD LIBOR + 4.75% ), 7/28/28 .......... United States 2,703,654 2,700,829 0.47
6,499,330 1.14
a a a a a a
Real Estate Services
Cushman & Wakefield U.S. Borrower LLC , Replacement
Term Loan , 2.855% , ( 1-month USD LIBOR + 2.75% ),
8/21/25 ................................... United States 1,042,045 1,040,462 0.18
Research & Consulting Services
Dun & Bradstreet Corp. (The) , Initial Term Loan , 3.358% ,
( 1-month USD LIBOR + 3.25% ), 2/06/26 .......... United States 1,180,768 1,177,609 0.21
Restaurants
i
Flynn Restaurant Group LP , First Lien, 2021 Term Loan ,
4.75% , ( 1-month USD LIBOR + 4.25% ), 11/22/28 .... United States 2,425,202 2,431,872 0.43
Golden Nugget, Inc. , Initial Term Loan, B , 3.25% ,
( 1-month USD LIBOR + 2.5%; 3-month USD LIBOR +
2.5% ), 10/04/23 ............................. United States 2,249,693 2,259,771 0.39
IRB Holding Corp. , Fourth Amendment Incremental Term
Loan , 4.25% , ( 3-month USD LIBOR + 3.25% ), 12/15/27 United States 2,443,189 2,447,391 0.43
Whatabrands LLC , Initial Term Loan, B , 3.75% , ( 1-month
USD LIBOR + 3.25% ), 8/03/28 .................. United States 1,605,839 1,604,169 0.28
8,743,203 1.53
a a a a a a
Retail REITs
Brookfield Property REIT, Inc. , Initial Term Loan, B ,
2.605% , ( 1-month USD LIBOR + 2.5% ), 8/27/25 ..... United States 1,144,201 1,131,225 0.20
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.75% ), 5/12/28 ..... United States 3,016,052 3,011,996 0.53
APX Group, Inc. , Initial Term Loan , 4.001% , ( 1-month
USD LIBOR + 3.5%; 3-month USD LIBOR + 2.5% ),
7/10/28 ................................... United States 2,280,559 2,279,133 0.40
Prime Security Services Borrower LLC , First Lien, 2021
Refinancing Term Loan, B1 , 3.5% , ( 3-month USD
LIBOR + 2.75% ), 9/23/26 ...................... United States 2,142,497 2,138,480 0.38
7,429,609 1.31
a a a a a a
Soft Drinks
h,i
Naked Juice LLC ,
First Lien, Delayed Draw CME Term Loan, TBD,
1/24/29 ................................... United States 6,918 6,918 0.00
†
First Lien, Initial CME Term Loan, TBD, 1/24/29 ..... United States 119,916 119,916 0.02
Triton Water Holdings, Inc. , First Lien, Initial Term Loan ,
4% , ( 3-month USD LIBOR + 3.5% ), 3/31/28 ........ United States 2,450,210 2,435,178 0.43
2,562,012 0.45
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Specialized Consumer Services
Knot Worldwide, Inc. (The) , First Lien, Initial Term Loan ,
4.605% , ( 1-month USD LIBOR + 4.5% ), 12/19/25 .... United States 1,387,739 $ 1,390,626 0.24
Pre-Paid Legal Services, Inc. , First Lien, Initial Term
Loan , 4.25% , ( 6-month USD LIBOR + 3.75% ), 12/15/28 United States 2,060,853 2,061,708 0.36
Sedgwick Claims Management Services, Inc. (Lightning
Cayman Merger Sub Ltd.) ,
2019 Term Loan, 3.855%, (1-month USD LIBOR +
3.75%), 9/03/26 ............................. United States 1,647,040 1,646,530 0.29
Initial Term Loan, 3.355%, (1-month USD LIBOR +
3.25%), 12/31/25 ............................ United States 790,084 785,916 0.14
WW International, Inc. , Initial Term Loan , 4% , ( 1-month
USD LIBOR + 3.5% ), 4/13/28 ................... United States 760,362 737,360 0.13
6,622,140 1.16
a a a a a a
Specialized Finance
MPH Acquisition Holdings LLC , Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 4.25% ), 9/01/28 .......... United States 1,147,125 1,116,445 0.20
Red Planet Borrower LLC , Initial Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 10/02/28 ......... United States 2,126,948 2,127,214 0.37
i
Verscend Holding Corp. , Term Loan, B1 , 4.105% ,
( 1-month USD LIBOR + 4% ), 8/27/25 ............. United States 4,686,064 4,691,921 0.82
7,935,580 1.39
a a a a a a
Specialty Chemicals
i
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan ,
3.974% , ( 3-month USD LIBOR + 3.75% ), 12/12/25 ... United States 3,091,291 3,067,782 0.54
CPC Acquisition Corp. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 12/29/27 ......... United States 1,682,818 1,672,999 0.29
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan,
B , 3.25% , ( 1-month USD LIBOR + 2.75% ), 1/29/26 .. United Kingdom 512,590 512,191 0.09
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.5% ), 8/02/28 ...... United States 809,375 810,217 0.14
6,063,189 1.06
a a a a a a
Specialty Stores
Great Outdoors Group LLC , Term Loan, B2 , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 1,496,250 1,499,213 0.26
i
Michaels Cos., Inc. (The) , Term Loan, B , 5% , ( 3-month
USD LIBOR + 4.25% ), 4/15/28 .................. United States 3,209,058 3,168,944 0.56
PetSmart LLC , Initial Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 2/11/28 ...................... United States 1,510,536 1,510,302 0.27
Staples, Inc. ,
2019 Refinancing New Term Loan, B1, 5.132%,
(3-month USD LIBOR + 5%), 4/16/26 ............. United States 1,230,367 1,177,314 0.21
2019 Refinancing New Term Loan, B2, 4.632%,
(3-month USD LIBOR + 4.5%), 9/12/24 ........... United States 1,756,489 1,729,983 0.30
i
Woof Holdings, Inc. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 12/21/27 ......... United States 2,455,181 2,458,250 0.43
11,544,006 2.03
a a a a a a
Systems Software
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 6% ,
( 3-month USD LIBOR + 5.25% ), 5/08/28 .......... United States 1,645,000 1,626,494 0.29
ConnectWise LLC , Initial Term Loan , 4% , ( 3-month USD
LIBOR + 3.5% ), 9/29/28 ....................... United States 1,000,000 999,555 0.18
DCert Buyer, Inc. ,
First Lien, Initial Term Loan, 4.105%, (1-month USD
LIBOR + 4%), 10/16/26 ....................... United States 4,595,961 4,602,878 0.81

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Systems Software (continued)
DCert Buyer, Inc. (continued)
i
Second Lien, First Amendment Refinancing Term Loan,
7.105%, (1-month USD LIBOR + 7%), 2/19/29 ...... United States 1,650,664 $ 1,663,869 0.29
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 4.25%,
(1-month USD LIBOR + 3.5%), 7/01/24 ........... United States 2,956,656 2,961,283 0.52
Second Lien, 2021 Refinancing Term Loan, 7%,
(1-month USD LIBOR + 6.25%), 7/07/25 .......... United States 30,303 30,606 0.00
†
Idera , Inc. , First Lien, Term Loan, B1 , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 3/02/28 .................. United States 3,420,204 3,427,677 0.60
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 5%,
(3-month USD LIBOR + 4.25%), 12/01/27 ......... United States 1,990,000 1,983,781 0.35
First Lien, First Amendment Term Loan, 4.75%,
(3-month USD LIBOR + 4%), 12/01/27 ............ United States 93,572 93,104 0.01
Perforce Software, Inc. , First Lien, New Term Loan ,
3.855% , ( 1-month USD LIBOR + 3.75% ), 7/01/26 .... United States 1,788,500 1,779,781 0.31
Quest Software US Holdings, Inc. ,
First Lien, Initial Term Loan, 5.139%, (3-month USD
LIBOR + 3.25%; 3-month USD LIBOR + 4.25%),
5/16/25 ................................... United States 2,506,414 2,494,396 0.44
h,i
Term Loan, B, TBD, 1/19/29 .................... United States 3,200,000 3,172,672 0.55
Sovos Compliance LLC , First Lien, Initial Term Loan ,
4.803% , ( 1-month USD LIBOR + 4.5% ), 8/11/28 ..... United States 1,479,985 1,489,235 0.26
i
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien,
Third Amendment Term Loan , 4.75% , ( 3-month USD
LIBOR + 4% ), 4/24/28 ........................ United States 3,995,683 3,993,186 0.70
30,318,517 5.31
a a a a a a
Technology Hardware, Storage & Peripherals
Amentum Government Services Holdings LLC ,
First Lien, Term Loan, 1, 3.605%, (1-month USD LIBOR
+ 3.5%), 1/29/27 ............................ United States 1,383,975 1,387,435 0.24
First Lien, Term Loan, 2, 5.5%, (3-month USD LIBOR +
4.75%), 1/29/27 ............................. United States 615,479 617,147 0.11
Electronics for Imaging, Inc. , First Lien, Initial Term Loan ,
5.105% , ( 1-month USD LIBOR + 5% ), 7/23/26 ...... United States 1,962,563 1,946,950 0.34
Magenta Buyer LLC , First Lien, Initial Term Loan , 5.75% ,
( 3-month USD LIBOR + 5% ), 7/27/28 ............. United States 2,714,947 2,709,857 0.48
6,661,389 1.17
a a a a a a
Trucking
Avis Budget Car Rental LLC , New Term Loan, B , 1.86% ,
( 1-month USD LIBOR + 1.75% ), 8/06/27 .......... United States 1,392,407 1,378,852 0.24
i
PECF USS Intermediate Holding III Corp. , Initial Term
Loan , 4.75% , ( 1-month USD LIBOR + 4.25% ), 12/15/28 United States 3,955,414 3,964,610 0.70
5,343,462 0.94
a a a a a a
Wireless Telecommunication Services
h
Syniverse Holdings, Inc. , Term Loan , TBD, 1/27/29 .... United States 416,667 412,500 0.07
Total Senior Floating Rate Interests (Cost $478,916,324) ..................
470,785,179 82.56
Shares/Units
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares/Units a Value
% of Net
Assets
a a a a a a
Escrows and Litigation Trusts
(continued)
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 $ — 0.00
Total Escrows and Litigation Trusts (Cost $–) ............................
— 0.00
Total Long Term Investments (Cost $555,070,627) ........................
536,601,393 94.10
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
l
Joint Repurchase Agreement, 0.019%, 2/01/22 (Maturity Value
$92,742,526)
BNP Paribas Securities Corp. (Maturity Value $65,349,166)
Deutsche Bank Securities, Inc. (Maturity Value $5,380,921)
HSBC Securities (USA), Inc. (Maturity Value $22,012,439)
Collateralized by U.S. Government Agency Securities, 3.5% - 4%, 2/20/49
- 6/20/49 and U.S. Treasury Notes, 2.13% - 2.5%, 11/30/23 - 1/31/24
(valued at $94,599,867) ..................................... 92,742,476 92,742,476 16.26
Total Repurchase Agreements (Cost $92,742,476) ........................
92,742,476 16.26
a a a
Total Short Term Investments (Cost $92,742,476 ) .........................
92,742,476 16.26
a
Total Investments (Cost $647,813,103) ..................................
$629,343,869 110.36
Other Assets, less Liabilities ...........................................
(59,074,216) (10.36)
Net Assets ...........................................................
$570,269,653 100.00
See Abbreviations on page 31 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2022, the aggregate value of these securities was $14,542,322, representing 2.6% of net assets.
e
Income may be received in additional securities and/or cash.
f
See Note 1(d) regarding senior floating rate interests.
g
The coupon rate shown represents the rate at period end.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
See Note 13 regarding unfunded loan commitments.
k
See Note 7 regarding credit risk and defaulted securities.
l
See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $536,007,823
Cost - Non-controlled affiliates (Note 3 d and 10 ) .................................................. 19,062,804
Cost - Unaffiliated repurchase agreements ...................................................... 92,742,476
Value - Unaffiliated issuers .................................................................. $518,401,443
Value - Non-controlled affiliates (Note 3 d and 10 ) ................................................. 18,199,950
Value - Unaffiliated repurchase agreements ...................................................... 92,742,476
Cash .................................................................................... 509,528
Receivables:
Investment securities sold ................................................................... 1,035,430
Dividends and interest ..................................................................... 1,696,575
Unrealized appreciation on unfunded loan commitments (Note 13 ) ...................................... 5,063
Total assets .......................................................................... 632,590,465
Liabilities:
Payables:
Investment securities purchased .............................................................. 60,189,220
Management fees ......................................................................... 283,446
Distributions to shareholders ................................................................. 1,785,662
Unrealized depreciation on unfunded loan commitments (Note 1 3 ) ...................................... 808
Accrued expenses and other liabilities ........................................................... 61,676
Total liabilities ......................................................................... 62,320,812
Net assets, at value ................................................................. $570,269,653
Net assets consist of:
Paid-in capital ............................................................................. $948,063,574
Total distributable earnings (losses) ............................................................. (377,793,921)
Net assets, at value ................................................................. $570,269,653
Shares outstanding ......................................................................... 76,896,694
Net asset value and maximum offering price per share ($570,269,653÷76,896,694 shares outstanding) .......... $7.42

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin
Floating Rate
Master Series
Investment income:
Dividends: (net of foreign taxes of $17,163)
Unaffiliated issuers ........................................................................ $30,946
Non-controlled affiliates (Note 3 d and 10 ) ....................................................... 345,445
Interest:
Unaffiliated issuers:
Payment-in-kind ......................................................................... 330,935
Paid in cash
a
........................................................................... 9,403,010
Other income .............................................................................. 40,816
Total investment income ................................................................... 10,151,152
Expenses:
Management fees (Note 3 a ) ................................................................... 1,280,980
Custodian fees (Note 4 ) ...................................................................... 1,018
Reports to shareholders fees .................................................................. 672
Registration and filing fees .................................................................... 78
Professional fees ........................................................................... 85,693
Other .................................................................................... 8,371
Total expenses ......................................................................... 1,376,812
Expense reductions (Note 4 ) ............................................................... (89)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (62,193)
Net expenses ......................................................................... 1,314,530
Net investment income ................................................................ 8,836,622
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (11,801,957)
Non-controlled affiliates (Note 3 d and 10 ) ...................................................... 11,236,531
Net realized gain (loss) .................................................................. (565,426)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 11,201,068
Non-controlled affiliates (Note 3 d and 10 ) ...................................................... (7,621,464)
Unfunded loan commitments ................................................................. 2,400
Net change in unrealized appreciation (depreciation) ............................................ 3,582,004
Net realized and unrealized gain (loss) ............................................................ 3,016,578
Net increase (decrease) in net assets resulting from operations .......................................... $11,853,200
a
Includes amortization of premium and accretion of discount.

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Floating Rate Master Series
Six Months Ended
January 31, 2022
(unaudited)
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,836,622 $15,201,012
Net realized gain (loss) ................................................. (565,426) (69,506,025)
Net change in unrealized appreciation (depreciation) ........................... 3,582,004 89,805,803
Net increase (decrease) in net assets resulting from operations ................ 11,853,200 35,500,790
Distributions to shareholders .............................................. (9,920,706) (16,446,141)
Capital share transactions (Note 2 ) .......................................... 138,208,484 16,353,818
Net increase (decrease) in net assets ................................... 140,140,978 35,408,467
Net assets:
Beginning of period ..................................................... 430,128,675 394,720,208
End of period .......................................................... $570,269,653 $430,128,675

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
Franklin Floating Rate Master Series
22
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
two separate funds and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Franklin Floating Rate
Master Series (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund’s pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
23
Semiannual Report
Franklin Floating Rate Master Series
(continued)
be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on January 31, 2022.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been
segregated for these securities.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. The Fund's gross investment income is distributed to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund
will not be distributed. Distributable earnings are determined according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
24
Semiannual Report
Franklin Floating Rate Master Series
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended January 31, 2022, the annualized gross effective investment management fee rate was 0.530% of the
Fund’s average daily net assets.
Six Months Ended
January 31, 2022
Year Ended
July 31, 2021
Shares Amount Shares Amount
Shares sold ................................... 21,081,340 $156,218,782 16,915,404 $123,712,921
Shares redeemed ............................... (2,432,856) (18,010,298) (15,104,029) (107,359,103)
Net increase (decrease) .......................... 18,648,484 $138,208,484 1,811,375 $16,353,818
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
25
Semiannual Report
Franklin Floating Rate Master Series
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2022, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
of the Fund do not exceed 0.53%, based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's period end. Advisers may discontinue this waiver at any time upon notice to the Board.
f. Other Affiliated Transactions
At January 31, 2022, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund  has entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2022 , the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 3,652,178 $ — $ — $ — $ 110,812 $ 3,762,990 461,717 $ 77,497
Franklin Liberty Senior Loan ETF 21,343,063 — (6,968,578) (85,226) 147,701 14,436,960 578,288 267,948
Total Affiliated Securities ... $24,995,241 $— $(6,968,578) $(85,226) $258,513 $18,199,950 $345,445
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
26
Semiannual Report
Franklin Floating Rate Master Series
(continued)
5. Income Taxes
At January 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2022, aggregated
$208,624,373 and $85,073,951 respectively.
7. Credit Risk and Defaulted Securities
At January 31, 2022, the Fund had 78.5% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January
31, 2022, the aggregate value of these securities was $1,206,766, representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of
Trustees.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $649,018,894
Unrealized appreciation ........................................................................ $4,791,476
Unrealized depreciation ........................................................................ (24,466,501)
Net unrealized appreciation (depreciation) .......................................................... $(19,675,025)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
27
Semiannual Report
Franklin Floating Rate Master Series
(continued)
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2022, investments in “affiliated companies” were as follows:
11. Shareholder Distributions
For the period ended January 31, 2022, the Fund made the following distributions:
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2022, the Fund did not use the Global Credit Facility.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. $ 13,802,215 $ — $ (17,243,995)
a
$ 11,321,757 $ (7,879,977) $ —
b
— $ —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $13,802,215 $— $(17,243,995) 11,321,757 (7,879,977) $— $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of January 31, 2022, no longer held by the Fund.
Payment Date Amount Per Share
8/31/2021 $0.027019
9/30/2021 0.025269
10/29/2021 0.025218
11/30/2021 0.024634
12/31/2021 0.026303
1/31/2022 0.024612
Total $0.153055

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
28
Semiannual Report
Franklin Floating Rate Master Series
(continued)
13. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.
At January 31, 2022, unfunded commitments were as follows:
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
athenahealth Group, Inc. $ 1,010,901
Aveanna Healthcare LLC 422,208
DexKo Global, Inc. 64,487
Medical Solutions Holdings, Inc. 295,749
National Mentor Holdings, Inc. 146,040
Osmosis Buyer Ltd. 121,907
Sovos Compliance LLC 257,177
Thrasio LLC 896,063
Total $ 3,214,532
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery .................... $ — $ 6,561,037 $ — $ 6,561,037
Leisure Facilities ....................... — 136,512 — 136,512
Oil & Gas Exploration & Production ......... — 11,662,238 — 11,662,238
Paper Products ........................ — — — —
Trucking ............................. — — 196,311 196,311
Management Investment Companies ......... 20,781,962 — — 20,781,962
Preferred Stocks ........................ — 569,615 — 569,615
Rights ................................ — — — —
Warrants .............................. — — 914 914
Corporate Bonds :
Airlines .............................. — 3,205,189 — 3,205,189
Broadcasting ......................... — 1,257,634 — 1,257,634
Communications Equipment .............. — 664,196 — 664,196

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
29
Semiannual Report
Franklin Floating Rate Master Series
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series (continued)
Assets:
Corporate Bonds:
Construction Materials .................. $ — $ 773,903 $ — $ 773,903
Diversified Chemicals ................... — 1,033,868 — 1,033,868
Independent Power Producers & Energy
Traders ............................ — 391,701 — 391,701
Integrated Telecommunication Services ...... — 1,949,349 — 1,949,349
Multi-line Insurance ..................... — 500,580 — 500,580
Oil & Gas Equipment & Services ........... — 250,463 — 250,463
Oil & Gas Storage & Transportation ......... — 457,499 — 457,499
Paper Packaging ...................... — 1,117,208 — 1,117,208
Specialized Consumer Services ........... — 1,063,440 — 1,063,440
Specialized Finance .................... — 435,614 — 435,614
Specialty Chemicals .................... — 635,128 — 635,128
Specialty Stores ....................... — 455,343 — 455,343
Trucking ............................. — 474,590 10,907,804 11,382,394
Wireless Telecommunication Services ....... — 334,116 — 334,116
Senior Floating Rate Interests ............... — 469,578,413 1,206,766 470,785,179
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 92,742,476 — 92,742,476
Total Investments in Securities ........... $20,781,962 $596,250,112 $12,311,795 $629,343,869
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 5,063 $ — $ 5,063
Total Other Financial Instruments ......... $— $5,063 $— $5,063
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $808 $— $808
Total Other Financial Instruments ......... $— $808 $— $808
a
Includes securities determined to have no value at January 31, 2022.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Paper Products ..... $ 13,802,215 $ — $ (17,243,995) $ — $ — $ — $ 11,321,757 $ (7,879,977) $ — $ —
Trucking .......... —
c
— — — — — — 196,311 196,311 196,311
Rights
Oil & Gas Equipment &
Services ........ 499,215 — (553,057) — — — — 53,842 — —
Warrants
Industrial Machinery .. 556 — — — — — — 358 914 358
Corporate Bonds
Trucking .......... 10,102,676 — — — — 514,782 — 290,346 10,907,804 290,346
14. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
30
Semiannual Report
Franklin Floating Rate Master Series
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2022, are as follows:
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Floating Rate Master Series (continued)
Assets:
Investments in Securities:
Senior Floating Rate
Interests
Household Products .. $ 1,497,972 $ — $ (291,206) $ — $ — $ — $ 1,750 $ (1,750) $ 1,206,766 $ (244,022)
Escrows and Litigation
Trusts ........... —
c
— (6,606) — — — 6,606 — —
c
—
Total Investments in Securities . $25,902,634 $— $(18,094,864) $— $— 514,782 11,330,113 (7,340,870) $12,311,795 242,993
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Corporate Bonds:
Trucking
.................
10,907,804 Discounted cash flow Discount rate 15.2% Decrease
Free cash flow $10.9 mil Increase
Senior Floating Rate Interests:
Household Products
.........
1,206,766 Recovery value Asset value estimate $11.6 mil Increase
c
All Other Investments
.........
197,225
d,e
Total.
......................
$12,311,795
a
Weighted based on the relative fair value of the financial instruments
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated
c
d
Represents a significant impact to fair value but not net assets.
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
e
Includes securities determined to have no value at January 31, 2022.
14. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
31
Semiannual Report
Franklin Floating Rate Master Series
(continued)
due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
ETF
Exchange-Traded Fund
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
TBD
To Be Determined
15. New Accounting Pronouncements
(continued)

Franklin Floating Rate Master Trust
Shareholder Information
33
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Master Series
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Floating Rate Master
Trust (Trust), including a majority of the trustees who are
not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board noted management’s
continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to
address areas of heightened concern in the mutual fund
industry, such as cybersecurity in the current work-from-
home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Floating Rate Master Trust
Shareholder Information
34
Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional loan participation funds. The
Board noted that the Fund’s annualized total return for
the one-, three-, five- and 10-year periods was below the
median of its Performance Universe. The Board discussed
this performance with management and management noted
the steps it was taking to address the Fund’s performance.
The Board also noted that the Fund does not offer its
shares to the public and the Fund’s investor was exclusively an offshore Irish feeder fund. The Board considered
management’s explanation and concluded that the Fund’s
performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s most
recent annual report, which reflects historical asset levels that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
14 other loan participation funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted
that the Fund’s actual total expense ratio reflected a fee
waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures

Franklin Floating Rate Master Trust
Shareholder Information
35
Semiannual Report
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

Franklin Floating Rate Master Trust
Shareholder Information
36
Semiannual Report
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the settlement
days may exceed 7 calendar days and are classified as
“Less Liquid Investments”. Less Liquid Investments are
defined as any investment reasonably expected to be sold or
disposed of in current market conditions in seven calendar
days or less without the sale or disposition significantly
changing the market value of the investment, but where
the sale or disposition is reasonably expected to settle in
more than seven calendar days. The Fund established and
maintained a HLIM. During the reporting period, the Fund
maintained the necessary Highly Liquid Investments and did
not experience any HLIM shortfalls.
From time to time issuers may enter varying stages of
corporate reorganization and the Adviser will participate
actively in the reorganizations in order to protect the interests of the Fund. In connection with such participation, the
Adviser receives material non-public information about the
issuer and, therefore, may become restricted in its ability
to enter into purchase and sale transactions for the Funds
with respect to these securities. Becoming restricted results in a determination that the positions are “illiquid,” including for purposes of Rule 22e-4 (the “Liquidity Rule”). At the
end of November 2020, the Fund’s Illiquid investments
exceeded 15% of its total net assets. This was due to
market movement on certain illiquid assets rather than any
actions by the portfolio management team while certain
issues were under restriction due to material non-public
information. In accordance with the LRMP, the Fund reported
the information to the SEC and the Program Administrator
notified the Fund’s Board of Trustees with a remediation
plan. The remediation plan was approved by the Board and
the exceedance was remediated in early December 2020.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Your Fund’s Expenses
Franklin Floating Rate Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/21
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
a
Annualized
Expense
Ratio

$1,000 $1,052.50 $3.10 $1,022.18 $3.06 0.60%

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.92 $7.34 $8.61 $9.45 $10.04 $9.83
Income from investment operations
a
:
Net investment income .............. 0.157
b
0.334
b
0.412 0.695 0.698 0.686
Net realized and unrealized gains (losses) 0.245 0.596 (1.227) (0.827) (0.588) 0.214
Total from investment operations ........ 0.402 0.930 (0.815) (0.132) 0.110 0.900
Less distributions from:
Net investment income .............. (0.174) (0.350) (0.455) (0.708) (0.700) (0.690)
Net asset value, end of period .......... $8.15 $7.92 $7.34 $8.61 $9.45 $10.04
Total return
c
....................... 5.25% 12.84% (9.74)% (1.48)% 1.30% 9.25%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.67% 0.73% 0.71% 0.68% 0.69%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ............... 3.85% 4.32% 5.42% 7.66% 7.25% 6.82%
Supplemental data
Net assets, end of period (000’s) ........ $669,449 $650,531 $202,101 $325,091 $363,071 $303,689
Portfolio turnover rate ................ 27.58% 66.93%
f
67.04% 30.93% 55.93% 62.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Floating Rate Master Trust
Statement of Investments (unaudited), January 31, 2022
Franklin Floating Rate Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a a
Country Shares
a
Value
a a a a a a
Common Stocks 5.5%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 88,077 $ 115,601
Machinery 0.3%
a
UTEX Industries, Inc. .................................. United States 32,616 1,777,572
Oil, Gas & Consumable Fuels 5.2%
a,b
Quarternorth Energy Holding, Inc. ......................... United States 331,161 34,551,020
Road & Rail 0.0%
†
a,c
Onsite Rental Group Operations Pty. Ltd. ................... Australia 7,733,610 258,236
Total Common Stocks (Cost $42,865,277) ......................................
36,702,429
Preferred Stocks 0.1%
Hotels, Restaurants & Leisure 0.1%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 208,597 482,381
a
Total Preferred Stocks (Cost $281,502) .........................................
482,381
Warrants
Warrants 1.8%
Machinery 0.0%
†
a,c
UTEX Industries, Inc., 2/20/49 ............................ United States 2,796 7,958
Oil, Gas & Consumable Fuels 1.8%
a,b
Quarternorth Energy Holding, Inc., 2/01/49 .................. United States 119,957 12,515,474
Total Warrants (Cost $14,454,819) .............................................
12,523,432
Principal
Amount
*
Corporate Bonds 2.1%
Road & Rail 2.1%
c,d
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 14,108,720 14,348,183
Total Corporate Bonds (Cost $16,489,555) ......................................
14,348,183
e,f
Senior Floating Rate Interests 86.9%
Aerospace & Defense 1.8%
AI Convoy (Luxembourg) SARL , USD Term Loan, B , 4.5% , ( 6-month
USD LIBOR + 3.5% ), 1/18/27 ........................... Luxembourg 2,161,559 2,169,363
d
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 5,560,514 5,768,671
g,h
Cobham Ultra US Co-Borrower LLC , Term Loan , TBD, 11/17/28 .. United States 896,705 896,566
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.724%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 1,356,834 1,331,393
2020 Term Loan, B2, 3.724%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 729,481 715,803
Vertex Aerospace Services Corp. , First Lien, Initial Term Loan ,
4.75% , ( 1-month USD LIBOR + 4% ), 12/06/28 .............. United States 1,538,376 1,540,784
12,422,580
a a a a a a
Air Freight & Logistics 0.5%
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 3/24/26 .................. United States 3,336,933 3,349,447

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country
Principal
Amount
*
a
Value
a a a a a
e,f
Senior Floating Rate Interests
(continued)
Airlines 4.5%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 2,081,462 $ 2,163,566
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 1,741,860 1,750,204
Allegiant Travel Co. , Replacement Term Loan , 3.158% , ( 3-month
USD LIBOR + 3% ), 2/05/24 ............................ United States 2,063,884 2,062,594
American Airlines, Inc. , 2018 Replacement Term Loan , 1.855% ,
( 1-month USD LIBOR + 1.75% ), 6/27/25 .................. United States 8,785,510 8,531,082
Kestrel Bidco, Inc. , Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 6,854,647 6,708,026
SkyMiles IP Ltd. (Delta Air Lines, Inc.) , Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 1,946,261 2,058,298
United AirLines, Inc. , Term Loan, B , 4.5% , ( 3-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 7,009,606 7,029,058
30,302,828
a a a a a a
Auto Components 2.5%
Adient US LLC , Term Loan, B1 , 3.605% , ( 1-month USD LIBOR +
3.5% ), 4/10/28 ...................................... United States 5,432,700 5,440,062
DexKo Global, Inc. ,
First Lien, Closing Date Term Loan, 4.25%, (3-month USD LIBOR
+ 3.75%), 10/04/28 .................................. United States 674,830 674,971
h
First Lien, Delayed Draw Dollar Term Loan, 4.25%, (3-month USD
LIBOR + 3.75%), 10/04/28 ............................. United States 108,379 108,402
First Brands Group LLC ,
First Lien, 2021 Term Loan, 6%, (3-month USD LIBOR + 5%),
3/30/27 ........................................... United States 4,952,874 4,974,543
Second Lien, 2021 Term Loan, 9.5%, (3-month USD LIBOR +
8.5%), 3/30/28 ...................................... United States 2,000,000 2,018,760
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
5.25% , ( 3-month USD LIBOR + 4.5% ), 11/09/27 ............. United States 1,719,167 1,719,167
Truck Hero, Inc. , Initial Term Loan , 4% , ( 1-month USD LIBOR +
3.25% ), 1/31/28 ..................................... United States 1,779,372 1,777,450
16,713,355
a a a a a a
Automobiles 1.6%
American Trailer World Corp. , First Lien, Initial Term Loan , 4.5% ,
( 1-month USD LIBOR + 3.75% ), 3/03/28 .................. United States 4,247,217 4,232,628
Thor Industries, Inc. , USD Term Loan, B1 , 3.125% , ( 1-month USD
LIBOR + 3% ), 2/01/26 ................................ United States 6,236,941 6,257,212
10,489,840
a a a a a a
Banks 0.8%
Finastra Ltd. , First Lien, Dollar Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 5,260,058 5,249,485
Beverages 0.9%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.5% ), 4/05/28 ................... United States 3,651,958 3,501,315
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 2,269,547 2,255,624
5,756,939
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country
Principal
Amount
*
a
Value
a a a a a
e,f
Senior Floating Rate Interests
(continued)
Capital Markets 1.9%
Citadel Securities LP , 2021 Term Loan , 2.605% , ( 1-month USD
LIBOR + 2.5% ), 2/02/28 ............................... United States 3,235,301 $ 3,209,597
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 4.25% , ( 1-month USD LIBOR + 3.5% ), 4/07/28 .... United States 1,999,950 1,997,560
Jane Street Group LLC , Dollar Term Loan , 2.855% , ( 1-month USD
LIBOR + 2.75% ), 1/26/28 .............................. United States 2,821,216 2,791,241
Russell Investments US Institutional Holdco, Inc. , 2025 Term Loan ,
4.5% , ( 3-month USD LIBOR + 3.5% ), 5/30/25 .............. United States 4,931,956 4,931,956
12,930,354
a a a a a a
Chemicals 2.4%
CPC Acquisition Corp. , First Lien, Initial Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 12/29/27 ......................... United States 2,737,342 2,721,370
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 3.605% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 3,923,300 3,904,036
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 3.25% ,
( 1-month USD LIBOR + 2.75% ), 1/29/26 .................. United Kingdom 866,581 865,905
LSF11 A5 Holdco LLC , Term Loan , 4.25% , ( 3-month USD LIBOR +
3.75% ), 10/15/28 .................................... United States 361,250 361,927
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 3.605% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 .......... United States 1,327,461 1,324,395
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
4.75% , ( 3-month USD LIBOR + 4% ), 3/16/27 ............... United States 5,048,014 5,017,373
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.5% ), 8/02/28 ................... United States 1,608,632 1,610,305
15,805,311
a a a a a a
Commercial Services & Supplies 2.1%
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 5/12/28 .................. United States 2,756,691 2,752,983
APX Group, Inc. , Initial Term Loan , 4.001% , ( 1-month USD LIBOR +
3.5%; 3-month USD LIBOR + 2.5% ), 7/10/28 ............... United States 2,066,878 2,065,586
CCI Buyer, Inc. , First Lien, Initial Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 12/17/27 ............................. United States 1,828,917 1,834,138
Madison IAQ LLC , Term Loan , 3.75% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 1,508,836 1,505,539
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 3.5% , ( 3-month USD LIBOR + 2.75% ), 9/23/26 . United States 4,234,983 4,227,042
Revint Intermediate II LLC , Initial Term Loan , 4.75% , ( 1-month USD
LIBOR + 4.25% ), 10/15/27 ............................. United States 783,353 785,312
Spin Holdco, Inc. , Initial Term Loan , 4.75% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,068,846 1,069,878
14,240,478
a a a a a a
Communications Equipment 0.4%
CommScope, Inc. , Initial Term Loan , 3.355% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 2,706,456 2,663,044
Construction & Engineering 0.4%
USIC Holdings, Inc. , First Lien, Initial Term Loan , 4.25% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 2,396,965 2,393,969
Construction Materials 0.3%
White Cap Buyer LLC , Initial Closing Date Term Loan , 6.25% ,
( 3-month USD LIBOR + 3% ), 10/19/27 .................... United States 2,046,649 2,048,972

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a
Value
a a a a a
e,f
Senior Floating Rate Interests
(continued)
Containers & Packaging 1.8%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
4.5% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 ............. United States 2,834,730 $ 2,842,483
Kleopatra Finco SARL , USD Term Loan, B , 5.25% , ( 6-month USD
LIBOR + 4.75% ), 2/12/26 .............................. Luxembourg 2,867,012 2,856,261
Mauser Packaging Solutions Holding Co. , Initial Term Loan , 3.354% ,
( 1-month USD LIBOR + 3.25% ), 4/03/24 .................. United States 4,949,920 4,910,865
Pactiv Evergreen, Inc. , U.S. Term Loan, B3 , 4% , ( 1-month USD
LIBOR + 3.5% ), 9/24/28 ............................... United States 1,374,769 1,374,130
11,983,739
a a a a a a
Diversified Consumer Services 1.0%
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 3,803,639 3,759,269
Pre-Paid Legal Services, Inc. , First Lien, Initial Term Loan , 4.25% ,
( 6-month USD LIBOR + 3.75% ), 12/15/28 ................. United States 1,880,627 1,881,408
WW International, Inc. , Initial Term Loan , 4% , ( 1-month USD LIBOR
+ 3.5% ), 4/13/28 .................................... United States 945,000 916,414
6,557,091
a a a a a a
Diversified Financial Services 2.1%
Astra Acquisition Corp. , First Lien, Term Loan, B2 , 5.75% , ( 1-month
USD LIBOR + 5.25% ), 10/25/28 ......................... United States 2,957,276 2,929,552
Mercury Borrower, Inc. ,
First Lien, Initial Term Loan, 4%, (3-month USD LIBOR + 3.5%),
8/02/28 ........................................... United States 3,162,974 3,159,021
h
Second Lien, Initial Term Loan, 7%, (3-month USD LIBOR + 6.5%),
8/02/29 ........................................... United States 500,000 502,657
MPH Acquisition Holdings LLC , Initial Term Loan , 4.75% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 2,244,882 2,184,843
Red Planet Borrower LLC , Initial Term Loan , 4.25% , ( 3-month USD
LIBOR + 3.75% ), 10/02/28 ............................. United States 1,657,780 1,657,987
Verscend Holding Corp. , Term Loan, B1 , 4.105% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 3,521,487 3,525,889
13,959,949
a a a a a a
Diversified Telecommunication Services 1.3%
Altice France SA , USD Incremental Term Loan, B13 , 4.106% ,
( 1-month USD LIBOR + 4% ), 8/14/26 ..................... France 2,311,256 2,306,923
Global Tel*Link Corp. , First Lien, Term Loan , 4.355% , ( 1-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 6,689,621 6,588,540
8,895,463
a a a a a a
Electric Utilities 0.1%
Astoria Energy LLC , 2020 Advance Term Loan, B , 4.5% , ( 3-month
USD LIBOR + 3.5% ), 12/10/27 .......................... United States 730,325 729,617
Electronic Equipment, Instruments & Components 0.3%
Verifone Systems, Inc. , First Lien, Initial Term Loan , 4.178% ,
( 3-month USD LIBOR + 4% ), 8/20/25 ..................... United States 2,263,303 2,247,438
Energy Equipment & Services 0.1%
Brand Energy & Infrastructure Services, Inc. , Initial Term Loan ,
5.25% , ( 3-month USD LIBOR + 4.25% ), 6/21/24 ............. United States 994,792 976,761

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country
Principal
Amount
*
a
Value
a a a a a
e,f
Senior Floating Rate Interests
(continued)
Entertainment 1.4%
Banijay Entertainment SAS , USD Term Loan, B , 3.851% , ( 1-month
USD LIBOR + 3.75% ), 3/01/25 .......................... France 5,106,110 $ 5,091,737
Diamond Sports Group LLC , Term Loan , 3.36% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 5,873,550 2,428,361
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.86% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 1,982,660 1,952,642
9,472,740
a a a a a a
Food & Staples Retailing 0.8%
GNC Holdings, Inc. , Second Lien, Term Loan , 6.105% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 5,971,867 5,632,964
Food Products 0.2%
g,h
Primary Products Finance LLC , Term Loan , TBD, 10/25/28 ...... United States 1,149,092 1,157,997
Health Care Equipment & Supplies 0.6%
g,h
Bausch Health Companies, Inc. , Term Loan, B , TBD, 1/27/27 .... Canada 372,189 369,805
Medline Borrower LP , Initial Dollar Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 10/23/28 ............................. United States 1,773,590 1,768,190
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 5.75% , ( 3-month USD LIBOR +
5.25% ), 12/15/27 .................................... United States 1,817,760 1,819,651
3,957,646
a a a a a a
Health Care Providers & Services 8.5%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 3.875%, (1-month USD
LIBOR + 3.375%), 12/23/27 ............................ United States 4,230,194 4,207,393
Amendment No. 5 Incremental Term Loan, 4%, (1-month USD
LIBOR + 3.5%), 12/23/27 .............................. United States 1,107,543 1,106,275
Aveanna Healthcare LLC , First Lien, 2021 Extended Term Loan ,
4.25% , ( 1-month USD LIBOR + 3.75% ), 7/17/28 ............. United States 1,737,543 1,733,512
CNT Holdings I Corp. , First Lien, Initial Term Loan , 4.25% , ( 3-month
USD LIBOR + 3.5% ), 11/08/27 .......................... United States 3,476,216 3,480,839
eResearchTechnology, Inc. , First Lien, Initial Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 4,053,313 4,069,161
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 4.5%, (3-month USD LIBOR + 4%),
12/18/28 .......................................... United States 764,772 765,013
Second Lien, Initial Term Loan, 7.25%, (3-month USD LIBOR +
6.75%), 12/17/29 .................................... United States 763,254 764,529
Global Medical Response, Inc. , 2018 New Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 2,193,269 2,193,269
Heartland Dental LLC , 2021 Incremental Term Loan , 4.104% ,
( 1-month USD LIBOR + 4% ), 4/30/25 ..................... United States 1,878,437 1,880,794
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3.5% ), 11/01/28 .................. United States 1,081,634 1,081,467
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.75%;
3-month USD LIBOR + 3.75%), 3/02/28 ................... United States 3,685,188 3,650,639
First Lien, Initial Term Loan, C, 4.5%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 116,618 115,525
Second Lien, Initial Term Loan, 8%, (3-month USD LIBOR +
7.25%), 3/02/29 ..................................... United States 2,000,000 2,012,500

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
e,f
Senior Floating Rate Interests
(continued)
Health Care Providers & Services (continued)
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
3.855% , ( 1-month USD LIBOR + 3.75% ), 3/31/27 ............ United States 7,308,681 $ 7,306,744
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 , 3.604% ,
( 1-month USD LIBOR + 3.5% ), 3/05/26 ................... United States 2,446,905 2,441,901
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 4% , ( 1-month USD
LIBOR + 3.5% ), 11/15/28 .............................. United States 838,855 839,970
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan , 4.175% ,
( 3-month USD LIBOR + 4% ), 6/22/26 ..................... United States 1,562,154 1,557,468
Radiology Partners, Inc. , First Lien, Term Loan, B , 4.355% , ( 1-month
USD LIBOR + 4.25% ), 7/09/25 .......................... United States 4,080,774 4,039,680
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 4.25% ), 10/01/28 ................. United States 2,369,953 2,368,104
U.S. Renal Care, Inc. , Initial Term Loan , 5.104% , ( 1-month USD
LIBOR + 5% ), 6/26/26 ................................ United States 6,708,129 6,634,742
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 4.105% ,
( 1-month USD LIBOR + 4% ), 10/22/26 .................... United States 4,438,723 4,438,745
56,688,270
a a a a a a
Health Care Technology 1.9%
g,h
athenahealth Group, Inc. , CME Term Loan, B , TBD, 1/26/29 ..... United States 5,634,053 5,614,109
athenahealth, Inc. , First Lien, Term Loan, B1 , 4.4% , ( 3-month USD
LIBOR + 4.25% ), 2/11/26 .............................. United States 6,928,163 6,936,823
12,550,932
a a a a a a
Hotels, Restaurants & Leisure 2.5%
d
24 Hour Fitness Worldwide, Inc. , Term Loan , 5.22% , PIK, ( 3-month
USD LIBOR + 5% ), 12/29/25 ........................... United States 4,115,690 3,026,175
Bally's Corp. , Term Loan, B , 3.75% , ( 3-month USD LIBOR + 3.25% ),
10/02/28 .......................................... United States 3,792,159 3,793,998
Caesars Resort Collection LLC , Term Loan, B , 2.855% , ( 1-month
USD LIBOR + 2.75% ), 12/23/24 ......................... United States 2,541,160 2,530,564
Flynn Restaurant Group LP , First Lien, 2021 Term Loan , 4.75% ,
( 1-month USD LIBOR + 4.25% ), 11/22/28 .................. United States 1,694,638 1,699,298
Golden Nugget, Inc. , Initial Term Loan, B , 3.25% , ( 1-month USD
LIBOR + 2.5%; 3-month USD LIBOR + 2.5% ), 10/04/23 ....... United States 2,159,677 2,169,352
IRB Holding Corp. , Fourth Amendment Incremental Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.25% ), 12/15/27 ............ United States 726,517 727,767
Raptor Acquisition Corp. , First Lien, Term Loan, B , 4.75% , ( 3-month
USD LIBOR + 4% ), 11/01/26 ........................... United States 1,304,991 1,308,580
Whatabrands LLC , Initial Term Loan, B , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 8/03/28 .............................. United States 1,425,390 1,423,908
16,679,642
a a a a a a
Household Durables 1.0%
Astro One Acquisition Corp. , First Lien, Term Loan, B , 6.25% ,
( 3-month USD LIBOR + 5.5% ), 9/15/28 ................... United States 2,945,000 2,941,319
h
Osmosis Buyer Ltd. , Initial Term Loan, B , 4.5% , ( 1-month USD
LIBOR + 4% ), 7/31/28 ................................ United States 2,800,901 2,811,936
VC GB Holdings I Corp. , First Lien, Initial Term Loan , 4% , ( 3-month
USD LIBOR + 3.5% ), 7/21/28 ........................... United States 704,706 700,866
6,454,121
a a a a a a
Household Products 0.3%
c,d,i
FGI Operating Co. LLC , Term Loan , 11% , PIK, ( 6-month USD LIBOR
+ 10% ), 5/16/22 ..................................... United States 13,747,598 1,852,861

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
e,f
Senior Floating Rate Interests
(continued)
Insurance 2.5%
Acrisure LLC ,
First Lien, 2020 Term Loan, 3.724%, (3-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 1,821,461 $ 1,802,108
First Lien, 2021-1 Additional Term Loan, 4.25%, (3-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 910,761 909,622
First Lien, 2021-2 Additional Term Loan, 4.75%, (3-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 1,075,987 1,078,005
Alliant Holdings Intermediate LLC , New Term Loan, B4 , 4% ,
( 1-month USD LIBOR + 3.5% ), 11/05/27 .................. United States 1,823,335 1,823,481
g,h
AssuredPartners Capital, Inc. , Incremental Term Loan , TBD, 2/12/27 United States 1,218,750 1,218,372
AssuredPartners, Inc. ,
2020 February Refinancing Term Loan, 3.605%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 2,344,430 2,332,169
2021 Term Loan, 4%, (1-month USD LIBOR + 3.5%), 2/12/27 ... United States 1,005,417 1,006,362
Asurion LLC ,
Second Lien, New Term Loan, B3, 5.355%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 41,007 41,109
Second Lien, New Term Loan, B4, 5.355%, (1-month USD LIBOR
+ 5.25%), 1/20/29 ................................... United States 6,440,140 6,456,273
16,667,501
a a a a a a
Internet & Direct Marketing Retail 0.5%
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 4.75%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 2,563,788 2,553,379
First Lien, Amendment No. 2 Initial Term Loan, 3.605%, (1-month
USD LIBOR + 3.5%), 9/13/24 ........................... United States 791,731 789,162
3,342,541
a a a a a a
IT Services 8.7%
Aptean Acquiror, Inc. , First Lien, Initial Term Loan , 4.355% , ( 1-month
USD LIBOR + 4.25% ), 4/23/26 .......................... United States 5,186,694 5,177,436
Arches Buyer, Inc. , Refinancing Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 12/06/27 ............................. United States 1,903,793 1,893,769
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 5.5%, (3-month USD LIBOR + 4.5%),
11/01/24 .......................................... United States 13,539,894 13,236,126
Second Lien, Initial Term Loan, 9.25%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 11,037,961 10,638,608
Barracuda Networks, Inc. , First Lien, 2020 Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 2/12/25 .................. United States 3,265,880 3,275,743
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 4.75% ,
( 3-month USD LIBOR + 4% ), 10/01/27 .................... United States 6,295,553 6,311,292
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan , 4.75% ,
( 3-month USD LIBOR + 4.25% ), 8/19/28 .................. United Kingdom 1,335,901 1,338,827
Peraton Corp. , First Lien, Term Loan, B , 4.5% , ( 1-month USD LIBOR
+ 3.75% ), 2/01/28 ................................... United States 3,753,906 3,758,336
Pitney Bowes, Inc. , Refinancing Term Loan, B , 4.11% , ( 1-month USD
LIBOR + 4% ), 3/17/28 ................................ United States 10,069,868 10,091,921
Thrasio LLC , Initial Term Loan , 8% , ( 3-month USD LIBOR + 7% ),
12/18/26 .......................................... United States 2,238,693 2,228,899
57,950,957
a a a a a a
Leisure Products 0.5%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 3,441,223 3,388,538

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
e,f
Senior Floating Rate Interests
(continued)
Life Sciences Tools & Services 0.2%
ICON plc ,
Term Loan, 2.75%, (3-month USD LIBOR + 2.25%), 7/03/28 .... Ireland 1,169,280 $ 1,168,257
U.S. Term Loan, 2.75%, (3-month USD LIBOR + 2.25%), 7/03/28 Ireland 291,327 291,072
1,459,329
a a a a a a
Machinery 0.7%
ASP Blade Holdings, Inc. , Initial Term Loan , 4.5% , ( 1-month USD
LIBOR + 4% ), 10/13/28 ............................... United States 794,297 796,779
Tiger Acquisition LLC , First Lien, Initial Term Loan , 3.75% , ( 3-month
USD LIBOR + 3.25% ), 6/01/28 .......................... United States 1,145,605 1,135,890
TK Elevator Midco GmbH , USD Term Loan, B1 , 4% , ( 6-month USD
LIBOR + 3.5% ), 7/30/27 ............................... Germany 2,728,134 2,733,822
d
UTEX Industries, Inc. , Second Out Term Loan , 5.25% , PIK, ( 1-month
USD LIBOR + 3.75% ), 12/03/25 ......................... United States 193,466 192,468
4,858,959
a a a a a a
Media 4.1%
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 5,330,707 5,355,229
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.799% ,
( 1-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 3,184,378 3,145,178
CSC Holdings LLC , March 2017 Refinancing Term Loan , 2.356% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 974,425 962,244
McGraw-Hill Education, Inc. , Initial Term Loan , 5.25% , ( 1-month USD
LIBOR + 4.75% ), 7/28/28 .............................. United States 5,235,450 5,229,979
Radiate Holdco LLC , Amendment No. 6 Term Loan , 4% , ( 1-month
USD LIBOR + 3.25% ), 9/25/26 .......................... United States 4,053,538 4,051,633
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 4%, (1-month
USD LIBOR + 3.25%), 3/15/26 .......................... United States 2,896,842 2,897,942
g,h
First Lien, Initial Term Loan, B, TBD, 1/31/29 ............... United States 2,000,000 2,000,790
Virgin Media Bristol LLC , Term Loan, Q , 3.356% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 3,556,664 3,556,113
27,199,108
a a a a a a
Metals & Mining 0.8%
U.S. Silica Co. , Term Loan , 5% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 5,202,982 5,141,196
Multiline Retail 0.2%
Franchise Group, Inc. , First Lien, Initial Term Loan , 5.5% , ( 3-month
USD LIBOR + 4.75% ), 3/10/26 .......................... United States 1,280,249 1,283,449
Oil, Gas & Consumable Fuels 2.5%
Lucid Energy Group II Borrower LLC , Initial Term Loan , 5% , ( 3-month
USD LIBOR + 4.25% ), 11/24/28 ......................... United States 1,690,666 1,690,970
b
Quarternorth Energy Holding, Inc. , Second Lien, Initial New Term
Loan , 9% , ( 3-month USD LIBOR + 8% ), 8/27/26 ............. United States 14,898,885 14,978,072
16,669,042
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
e,f
Senior Floating Rate Interests
(continued)
Personal Products 0.9%
Conair Holdings LLC , First Lien, Initial Term Loan , 4.25% , ( 3-month
USD LIBOR + 3.75% ), 5/17/28 .......................... United States 474,925 $ 475,433
Coty, Inc. , USD Term Loan, B , 2.354% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 1,857,223 1,832,021
Sunshine Luxembourg VII SARL , Term Loan, B3 , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 3,533,300 3,535,296
5,842,750
a a a a a a
Pharmaceuticals 0.6%
Bausch Health Cos., Inc. , Initial Term Loan , 3.104% , ( 1-month USD
LIBOR + 3% ), 6/02/25 ................................ United States 558,676 554,952
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 4% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 1,303,951 1,306,076
Organon & Co. , Dollar Term Loan , 3.5% , ( 3-month USD LIBOR +
3% ), 6/02/28 ....................................... United States 1,349,833 1,350,677
PetVet Care Centers LLC , First Lien, 2021 First Lien Replacement
Term Loan , 4.25% , ( 1-month USD LIBOR + 3.5% ), 2/14/25 .... United States 748,503 749,207
3,960,912
a a a a a a
Professional Services 0.3%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 3/06/28 .............................. United States 1,417,832 1,420,498
CHG Healthcare Services, Inc. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3.5% ), 9/29/28 ................... United States 788,643 790,469
2,210,967
a a a a a a
Real Estate Management & Development 0.0%
†
Cushman & Wakefield U.S. Borrower LLC , Replacement Term Loan ,
2.855% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 320,743 320,256
Road & Rail 0.5%
Avis Budget Car Rental LLC , New Term Loan, B , 1.86% , ( 1-month
USD LIBOR + 1.75% ), 8/06/27 .......................... United States 2,202,906 2,181,461
PECF USS Intermediate Holding III Corp. , Initial Term Loan , 4.75% ,
( 1-month USD LIBOR + 4.25% ), 12/15/28 ................. United States 1,396,053 1,399,299
3,580,760
a a a a a a
Software 12.8%
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 6% , ( 3-month
USD LIBOR + 5.25% ), 5/08/28 .......................... United States 7,085,863 7,006,147
Cloudera, Inc. ,
First Lien, Initial Term Loan, 4.25%, (1-month USD LIBOR +
3.75%), 10/08/28 .................................... United States 1,576,970 1,576,725
Second Lien, Initial Term Loan, 6.5%, (1-month USD LIBOR + 6%),
10/08/29 .......................................... United States 672,004 673,684
Cornerstone OnDemand, Inc. , First Lien, Initial Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 10/16/28 ................. United States 3,021,190 3,017,413
DCert Buyer, Inc. ,
First Lien, Initial Term Loan, 4.105%, (1-month USD LIBOR + 4%),
10/16/26 .......................................... United States 5,577,697 5,586,091
Second Lien, First Amendment Refinancing Term Loan, 7.105%,
(1-month USD LIBOR + 7%), 2/19/29 ..................... United States 1,180,457 1,189,901

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
e,f
Senior Floating Rate Interests
(continued)
Software (continued)
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 11/09/27 .................. United States 3,788,498 $ 3,795,014
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar Term
Loan , 4.75% , ( 1-month USD LIBOR + 4% ), 12/01/27 ......... United States 2,200,529 2,203,631
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 4.25%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 404,484 405,116
Second Lien, 2021 Refinancing Term Loan, 7%, (1-month USD
LIBOR + 6.25%), 7/07/25 .............................. United States 83,333 84,167
Idera, Inc. , First Lien, Term Loan, B1 , 4.5% , ( 3-month USD LIBOR +
3.75% ), 3/02/28 ..................................... United States 4,889,666 4,900,350
IGT Holding IV AB , Term Loan, B2 , 4% , ( 3-month USD LIBOR +
3.5% ), 3/31/28 ...................................... Sweden 1,477,189 1,477,189
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 5%, (3-month
USD LIBOR + 4.25%), 12/01/27 ......................... United States 5,325,250 5,308,609
First Lien, First Amendment Term Loan, 4.75%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 249,745 248,496
LogMeIn, Inc. , First Lien, Initial Term Loan , 4.856% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 6,792,576 6,747,066
MA Financeco LLC , Term Loan, B4 , 5.25% , ( 3-month USD LIBOR +
4.25% ), 6/05/25 ..................................... United States 240,625 240,926
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 4.25%, (1-month USD LIBOR +
3.75%), 10/15/28 .................................... United States 3,767,000 3,743,174
Second Lien, Initial Term Loan, 7%, (1-month USD LIBOR + 6.5%),
10/15/29 .......................................... United States 428,571 432,947
Polaris Newco LLC , First Lien, Dollar Term Loan , 4.5% , ( 3-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 5,650,738 5,657,802
Quest Software US Holdings, Inc. ,
First Lien, Initial Term Loan, 5.139%, (3-month USD LIBOR +
3.25%; 3-month USD LIBOR + 4.25%), 5/16/25 ............. United States 7,474,185 7,438,347
g,h
Term Loan, B, TBD, 1/19/29 ............................ United States 6,088,775 6,036,777
h
Rocket Software, Inc. , First Lien, Initial Term Loan , 4.355% , ( 1-month
USD LIBOR + 4.25% ), 11/28/25 ......................... United States 3,850,510 3,842,809
Sovos Compliance LLC , First Lien, Initial Term Loan , 4.803% ,
( 1-month USD LIBOR + 4.5% ), 8/11/28 ................... United States 699,104 703,473
UKG, Inc. ,
First Lien, 2021-2 Incremental Term Loan, 3.75%, (3-month USD
LIBOR + 3.25%), 5/04/26 .............................. United States 355,403 354,997
Second Lien, 2021 Incremental Term Loan, 5.75%, (3-month USD
LIBOR + 5.25%), 5/03/27 .............................. United States 723,473 731,308
Veritas US, Inc. , 2021 Dollar Term Loan, B , 6% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 4,850,486 4,850,995
h
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien, Third
Amendment Term Loan , 4.75% , ( 3-month USD LIBOR + 4% ),
4/24/28 ........................................... United States 7,418,602 7,413,965
85,667,119
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
e,f
Senior Floating Rate Interests
(continued)
Specialty Retail 4.8%
Evergreen AcqCo 1 LP , Initial Term Loan , 6.25% , ( 3-month USD
LIBOR + 5.5% ), 4/26/28 ............................... United States 3,365,661 $ 3,367,075
Great Outdoors Group LLC , Term Loan, B2 , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 3/06/28 .............................. United States 8,035,709 8,051,619
Michaels Cos., Inc. (The) , Term Loan, B , 5% , ( 3-month USD LIBOR
+ 4.25% ), 4/15/28 ................................... United States 7,432,650 7,339,742
Park River Holdings, Inc. , First Lien, Initial Term Loan , 4% , ( 3-month
USD LIBOR + 3.25% ), 12/28/27 ......................... United States 2,384,487 2,375,354
Rent-A-Center, Inc. , 2021 Initial Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 2/17/28 .............................. United States 2,683,274 2,683,274
SRS Distribution, Inc. , 2021 Refinancing Term Loan , 4.269% ,
( 3-month USD LIBOR + 3.75% ), 6/02/28 .................. United States 468,887 469,081
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 5.132% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 7,582,381 7,255,429
Woof Holdings, Inc. , First Lien, Initial Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 12/21/27 ......................... United States 635,972 636,768
32,178,342
a a a a a a
Technology Hardware, Storage & Peripherals 1.1%
Amentum Government Services Holdings LLC , First Lien, Term
Loan, 2 , 5.5% , ( 3-month USD LIBOR + 4.75% ), 1/29/27 ....... United States 1,478,825 1,482,832
Magenta Buyer LLC , First Lien, Initial Term Loan , 5.75% , ( 3-month
USD LIBOR + 5% ), 7/27/28 ............................ United States 6,016,556 6,005,275
7,488,107
a a a a a a
Textiles, Apparel & Luxury Goods 0.8%
Champ Acquisition Corp. , First Lien, Initial Term Loan , 5.691% ,
( 3-month USD LIBOR + 5.5%; 6-month USD LIBOR + 5.5% ),
12/19/25 .......................................... United States 1,978,569 1,984,554
Tory Burch LLC , Initial Term Loan, B , 3.5% , ( 1-month USD LIBOR +
3% ), 4/16/28 ....................................... United States 3,087,118 3,085,189
5,069,743
a a a a a a
Transportation Infrastructure 0.3%
First Student Bidco, Inc. ,
Initial Term Loan, B, 3.5%, (3-month USD LIBOR + 3%), 7/21/28 United States 570,506 568,130
Initial Term Loan, C, 3.5%, (3-month USD LIBOR + 3%), 7/21/28 United States 210,589 209,712
LaserShip, Inc. , First Lien, Initial Term Loan , 5.25% , ( 3-month USD
LIBOR + 4.5% ), 5/07/28 ............................... United States 1,551,498 1,557,316
2,335,158
a a a a a a
Wireless Telecommunication Services 0.1%
g
Syniverse Holdings, Inc. , Term Loan , TBD, 1/27/29 ............ United States 647,720 641,243
Total Senior Floating Rate Interests (Cost $576,460,968) .........................
581,419,810
Total Long Term Investments (Cost $650,552,121) ...............................
645,476,235
a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Short Term Investments 4.8%
a a
Country Shares
a
Value
a
Money Market Funds 4.8%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 32,170,617 $ 32,170,617
Total Money Market Funds (Cost $32,170,617) ..................................
32,170,617
Total Short Term Investments (Cost $32,170,617 ) ................................
32,170,617
a
Total Investments (Cost $682,722,738) 101.2% ..................................
$677,646,852
Other Assets, less Liabilities (1.2)% ...........................................
(8,197,611)
Net Assets 100.0% ...........................................................
$669,449,241
See Abbreviations on page 27 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 11 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
See Note 1(c) regarding senior floating rate interests.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
i
See Note 7 regarding credit risk and defaulted securities.
j
See Note 3(d) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Franklin
Floating Rate
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $597,432,429
Cost - Non-controlled affiliates (Note 3 d and 11 ) .................................................. 85,290,309
Value - Unaffiliated issuers .................................................................. $583,431,669
Value - Non-controlled affiliates (Note 3 d and 11 ) .................................................. 94,215,183
Cash .................................................................................... 951,530
Receivables:
Investment securities sold ................................................................... 11,601,612
Interest ................................................................................. 1,936,507
Unrealized appreciation on unfunded loan commitments (Note 10 ) ...................................... 7,429
Total assets .......................................................................... 692,143,930
Liabilities:
Payables:
Investment securities purchased .............................................................. 20,216,552
Management fees ......................................................................... 322,782
Distributions to shareholders ................................................................. 2,097,888
Unrealized depreciation on unfunded loan commitments (Note 10 ) ...................................... 752
Accrued expenses and other liabilities ........................................................... 56,715
Total liabilities ......................................................................... 22,694,689
Net assets, at value ................................................................. $669,449,241
Net assets consist of:
Paid-in capital ............................................................................. $715,548,275
Total distributable earnings (losses) ............................................................. (46,099,034)
Net assets, at value ................................................................. $669,449,241
Shares outstanding ......................................................................... 82,169,995
Net asset value per share .................................................................... $8.15

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Franklin
Floating Rate
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 d and 11 ) ....................................................... $1,869
Interest:
Unaffiliated i ssuers:
Payment-in-kind ......................................................................... 455,865
Paid in cash
a
........................................................................... 13,917,013
Non-controlled affiliates (Note 3 d and 11 ) ....................................................... 569,882
Total investment income ................................................................... 14,944,629
Expenses:
Management fees (Note 3 a ) ................................................................... 2,099,544
Custodian fees (Note 4 ) ...................................................................... 424
Reports to shareholders fees .................................................................. 2,191
Registration and filing fees .................................................................... 164
Professional fees ........................................................................... 63,328
Trustees' fees and expenses .................................................................. 5,254
Other .................................................................................... 15,544
Total expenses ......................................................................... 2,186,449
Expense reductions (Note 4 ) ............................................................... (373)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (170,760)
Net expenses ......................................................................... 2,015,316
Net investment income ................................................................ 12,929,313
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (31,167,081)
Non-controlled affiliates (Note 3 d and 11 ) ...................................................... 17,056,457
Net realized gain (loss) .................................................................. (14,110,624)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 33,332,368
Non-controlled affiliates (Note 3 d and 11 ) ...................................................... 1,687,832
Net change in unrealized appreciation (depreciation) ............................................ 35,020,200
Net realized and unrealized gain (loss) ............................................................ 20,909,576
Net increase (decrease) in net assets resulting from operations .......................................... $33,838,889
a
Includes amortization of premium and accretion of discount.

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Franklin Floating Rate Income Fund
Six Months Ended
January 31, 2022
(unaudited)
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,929,313 $16,080,049
Net realized gain (loss) ................................................. (14,110,624) (54,691,669)
Net change in unrealized appreciation (depreciation) ........................... 35,020,200 80,508,403
Net increase (decrease) in net assets resulting from operations ................ 33,838,889 41,896,783
Distributions to shareholders .............................................. (14,293,203) (14,641,778)
Capital share transactions (Note 2 ) .......................................... (627,240) 421,174,448
Net increase (decrease) in net assets ................................... 18,918,446 448,429,453
Net assets:
Beginning of period ..................................................... 650,530,795 202,101,342
End of period .......................................................... $669,449,241 $650,530,795

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
Franklin Floating Rate Income Fund
18
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
two separate funds and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Franklin Floating Rate
Income Fund (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized
as income over the expected term of the loan. Dividend
income is recorded on the ex-dividend date. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Senior Floating Rate Interests
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
2. Shares of Beneficial Interest
At January 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended January 31, 2022, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Six Months Ended
January 31, 2022
Year Ended
July 31, 2021
Shares Amount Shares Amount
Shares sold ................................... — $— 10,208,758 $132,862,048
Shares sold in-kind .............................. — (627,240) 46,568,150 304,271,021
Shares redeemed ............................... — — (2,152,468) (15,958,621)
Net increase (decrease) .......................... — $(627,240) 54,624,440 $421,174,448
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 million, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2022, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.60%, based on the average net assets until November 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's period end.
f. Other Affiliated Transactions
At January 31, 2022, the shares of the Fund were owned by the following investment companies:
a
Investment activities of significant investment companies could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 79,428,569 $ 104,839,822 $ (152,097,774) $ — $ — $ 32,170,617 32,170,617 $ 1,869
Total Affiliated Securities ... $79,428,569 $104,839,822 $(152,097,774) $— $— $32,170,617 $1,869
Shares
Percentage of
Outstanding Shares
a
Franklin Strategic Income Fund 34,705,988 42.1%
Franklin Total Return Fund 24,116,234 29.4%
Franklin Low Duration Total Return Fund 14,835,570 18.1%
Franklin Floating Rate Daily Access Fund 4,630,114 5.6%
Franklin Strategic Income VIP Fund 3,420,372 4.2%
Franklin Floating Rate Master Series 461,717 0.6%
Total
82,169,995 100.0%
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At July 31, 2021, the capital loss carryforwards were as follows:
At January 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2022, aggregated
$182,799,056 and $179,386,294, respectively.
7. Credit Risk and Defaulted Securities
At January 31, 2022, the Fund had 87.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At January
31, 2022, the value of these securities were $1,852,861 representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of
Trustees.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,599,536
Long term ................................................................................ 74,491,837
Total capital loss carryforwards ............................................................... $79,091,373
Cost of investments .......................................................................... $684,294,309
Unrealized appreciation ........................................................................ $25,898,692
Unrealized depreciation ........................................................................ (32,546,149)
Net unrealized appreciation (depreciation) .......................................................... $(6,647,457)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.
At January 31, 2022, unfunded commitments were as follows:
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2022, investments in “affiliated companies” were as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Income Fund
athenahealth Group, Inc. $ 951,544
Aveanna Healthcare LLC 404,153
DexKo Global, Inc. 20,164
Medical Solutions Holdings, Inc. 205,994
National Mentor Holdings, Inc. 170,283
Osmosis Buyer Ltd. 200,614
Sovos Compliance, LLC 121,483
Thrasio LLC 2,240,156
Total $ 4,314,391
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc . $ 14,630,532 $ — $ (18,278,855)
a
$ 10,885,365 $ (7,237,042) $ —
b
— $ —
Quarternorth Energy
Holding , Inc . ...... — 38,664,873
a
— — (4,113,853) 34,551,020 331,161 —
Quarternorth Energy
Holding, Inc., 2/01/49 — 19,032,373 (4,178,680) (398,874) (1,939,345) 12,515,474 119,957 —
Interest
QuarterNorth Energy
Holding Inc.-Initial New
Loan ........... — — (6,569,966)
a
6,569,966 14,978,072 14,978,072 14,898,885 569,882

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2022, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Income Fund (continued)
Non-Controlled Affiliates
Total Affiliated Securities
(Value is 9.3% of Net
Assets) .......... $14,630,532 $57,697,246 $(29,027,501) $ 17,056,457 $ 1,687,832 $62,044,566 $569,882
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of January 31, 2022, no longer held by the Fund.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 115,601 $ — $ 115,601
Machinery ............................ — 1,777,572 — 1,777,572
Oil, Gas & Consumable Fuels ............. — 34,551,020 — 34,551,020
Road & Rail .......................... — — 258,236 258,236
Preferred Stocks ........................ — 482,381 — 482,381
Warrants :
Machinery ............................ — — 7,958 7,958
Oil, Gas & Consumable Fuels ............. — 12,515,474 — 12,515,474
Corporate Bonds ........................ — — 14,348,183 14,348,183
Senior Floating Rate Interests ............... — 579,566,949 1,852,861 581,419,810
Short Term Investments ................... 32,170,617 — — 32,170,617
Total Investments in Securities ........... $32,170,617 $629,008,997 $16,467,238 $677,646,852
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 7,429 $ — $ 7,429
Total Other Financial Instruments ......... $— $7,429 $— $7,429
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 752 $ — $ 752
Total Other Financial Instruments ......... $— $752 $— $752
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ — $ — $ — $ — $ — $ — $ — $ — $ — $ —
Paper & Forest Products 14,630,532 — (18,278,855) — — — 10,885,365 (7,237,042) — —
Road & Rail ....... —
c
— — — — — — 258,236 258,236 258,236
Rights :
Energy Equipment &
Services ........ 1,299,513 — (1,434,946) — — — — 135,433 — —
Warrants :
Machinery ......... 4,846 — — — — — — 3,112 7,958 3,112
Corporate Bonds :
Road & Rail ....... 13,289,113 — — — — 732,328 — 326,742 14,348,183 326,742
Senior Floating Rate
Interests :
Household Products .. 2,299,977 — (447,116) — — — 10,297 (10,297) 1,852,861 (374,669)
Road & Rail ....... — — — — — — — — — —
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2022, are as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund (continued)
Assets:
Investments in Securities:
Escrows and Litigation
Trusts ........... $ —
c
$ — $ (14,820) $ — $ — $ — $ 14,820 $ — $ — $ —
Total Investments in
Securities ............ $31,523,981 $— $(20,175,737) $— $— $732,328 $10,910,482 $(6,523,816) $16,467,238 $213,421
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Road & Rail
................
14,348,183 Discounted cash flow Discount rate 15.2% Decrease
Free cash flow $14.3 mil Increase
Senior Floating Rate Interests:
Household Products
..........
1,852,861 Recovery value Asset value estimate $11.6 mil Increase
c
All Other Investments
..........
 266,194
d
Total
.......................
$16,467,238
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
TBD
To Be Determined
14. New Accounting Pronouncements
(continued)

Franklin Floating Rate Master Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Income Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Floating Rate Master
Trust (Trust), including a majority of the trustees who are
not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board noted management’s
continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to
address areas of heightened concern in the mutual fund
industry, such as cybersecurity in the current work-from-
home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to the
mutual fund business as evidenced by its reassessment of
the fund offerings in response to the market environment
and project initiatives and capital investments relating to
the services provided to the Fund by the FT organization.
The Board specifically noted FT’s commitment to enhancing
services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

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Shareholder Information

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Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional loan participation funds. The
Fund commenced operations on November 6, 2015, and
thus has been in operation for less than 10 years. The
Board noted that the Fund’s annualized total return for the
one-, three- and five-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management noted that
effective June 1, 2019, the Fund implemented a change to
its investment strategy that broadened the Fund’s investment focus to include floating rate securities of all credit qualities.
Management also noted that the Fund does not offer its
shares to the public and that the Fund’s investors are
exclusively other proprietary funds. The Board considered
management’s explanation and concluded that the Fund’s
performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s most
recent annual report, which reflects historical asset levels that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
13 other loan participation funds. The Board noted that the
Management Rate for the Fund was equal to the median
of its Expense Group, and the actual total expense ratio
for the Fund was below the median of its Expense Group.
The Board also noted that the Fund’s actual total expense
ratio reflected a fee waiver from management. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as

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Semiannual Report
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund does not have an asset size that would likely enable
the Fund to achieve economies of scale, but concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

Franklin Floating Rate Master Trust
Shareholder Information

franklintempleton.com
Semiannual Report
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the time
required to settle a sale of the investment may exceed
7 calendar days and are classified as “Less Liquid
Investments”. Less Liquid Investments are defined as any
investment reasonably expected to be sold or disposed
of in current market conditions in seven calendar days or
less without the sale or disposition significantly changing
the market value of the investment, but where the sale or
disposition is reasonably expected to settle in more than
seven calendar days. The Fund established and maintained
a HLIM. During the reporting period, the Fund maintained
the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.
From time to time issuers may enter varying stages of
corporate reorganization and the Adviser will participate
actively in the reorganizations in order to protect the
interests of the Fund. In connection with such participation, the Adviser receives material non-public information
about the issuer and, therefore, may become restricted
in its ability to enter into purchase and sale transactions
for the Funds with respect to these securities. Becoming
restricted results in a determination that the positions are
“illiquid,” including for purposes of Rule 22e-4 (the “Liquidity
Rule”). In February 2021, the Fund’s Illiquid investments
exceeded 15% of its total net assets. This was due to
market movement on certain illiquid assets rather than any
actions by the portfolio management team while certain
issues were under restriction due to material non-public
information. In accordance with the LRMP, the Fund reported
the information to the SEC and the Program Administrator
notified the Fund’s Board of Trustees with a remediation
plan. The remediation plan was approved by the Board and
the exceedance was remediated in three days.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.
N/A

Item 5.  Audit Committee
of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date March 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date March 29, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date March 29, 2022